UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIESUNITED STATES

    INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2007

DATE OF REPORTING PERIOD:  MARCH 31, 2007

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
TAX-EXEMPT MONEY MARKET FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal                                                                 Interest
       Amount      Security                                                       Rate +                Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL INVESTMENTS--98.5%
                   Alabama--3.4%
         $500M     Mobile Industrial Dev. Board Facs. Rev. Bonds, VR,
                     (CO; Kimberly-Clark Corp.)                                   3.67%              $500,000
-------------------------------------------------------------------------------------------------------------
                   Arizona--5.5%
          300M     Casa Grande Industrial Dev. Auth. Multi-Family Hsg. Rev.
                     Bonds, VR, (Fannie Mae Liquidity Fac.)                       3.71                300,000
          500M     Yuma Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds, VR,
                     (Fannie Mae Liquidity Fac.)                                  3.67                500,000
-------------------------------------------------------------------------------------------------------------
                                                                                                      800,000
-------------------------------------------------------------------------------------------------------------
                   Colorado--3.4%
          500M     University of Colorado Hospital Auth. Rev. Bonds, VR,
                     (LOC; Citibank)                                              3.66                500,000
-------------------------------------------------------------------------------------------------------------
                   District of Columbia--4.0%
          580M     District of Columbia GO Series "B", 6/1/2007 (FSA Ins.)        3.55                581,892
-------------------------------------------------------------------------------------------------------------
                   Florida--17.8%
          245M     Charlotte County Cap. Impt. Rev. Bonds, 10/1/2007 (MBIA Ins.)  3.65                245,404
          500M     City of Cape Coral CP, 6/28/2007
                     (LOC; Bank of America)                                       3.65                500,000
          300M     Florida Housing Fin. Corp. Multi-Family Hsg. Rev. Bonds, VR,
                     (Freddie Mac Liquidity Fac.)                                 3.67                300,000
          300M     Florida State Board of Ed. Cap. Outlay GO Bonds, 6/1/2007*
                     (U.S. Govt. Securities)                                      3.55                303,638
          730M     Orange Cnty. Indl. Dev. Auth. Rev. Bonds, VR,
                     (LOC; SunTrust Bank)                                         3.66                730,000
          500M     Tampa Hillsboro County Expressway Auth. Rev. Bonds, 7/1/2007*
                     (U.S. Govt. Securities)                                      3.50                506,827
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,585,869
-------------------------------------------------------------------------------------------------------------
                   Georgia--5.8%
          350M     Atlanta Tax Allocation Westside Proj. Series "A", VR,
                      (LOC; Wachovia Bank)                                        3.66                350,000
          300M     Roswell Hsg. Auth. Multi-Family Rev. Bonds, VR,
                      (Fannie Mae Liquidity Fac.)                                 3.67                300,000
          200M     Whitfield County Residential Care Facs. Auth. Rev. Bonds, VR,
                      (LOC; Wachovia Bank)                                        3.66                200,000
-------------------------------------------------------------------------------------------------------------
                                                                                                      850,000
-------------------------------------------------------------------------------------------------------------
                   Idaho--2.4%
          350M     Bonneville & Bingham Counties Jt. Sch. Dist. #93 GO Bonds,
                      9/15/2007 (FGIC Ins.)                                       3.58                350,644
-------------------------------------------------------------------------------------------------------------
                   Illinois--9.8%
          500M     Chicago Water Revenue Bonds, 11/1/2007 (AMBAC Ins.)            3.60                503,997
          700M     Illinois Health Facs. Auth. Rev. Bonds, VR,
                      (LOC; Northern Trust Co.)                                   3.65                700,000
          225M     Illinois State GO Bonds, 12/1/2007 (MBIA Ins.)                 3.55                227,861
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,431,858
-------------------------------------------------------------------------------------------------------------
                   Indiana--2.8%
          400M     Indiana Health & Edl. Fac. Fin. Auth. Rev. Bonds, VR,
                      (LOC; Fifth Third Bank)                                     3.69                400,000
-------------------------------------------------------------------------------------------------------------
                   Kentucky--5.5%
          500M     Fort Mitchell League of Cities Lease Rev. Bonds, VR,
                      (LOC; U.S. Bank, NA)                                        3.71                500,000
          300M     Newport League of Cities Lease Rev. Bonds, VR,
                      (LOC; U.S. Bank, NA)                                        3.71                300,000
-------------------------------------------------------------------------------------------------------------
                                                                                                      800,000
-------------------------------------------------------------------------------------------------------------
                   Michigan--2.4%
          350M     Hastings Area School Dist. GO Bonds, 5/1/2007
                      (FSA Ins.)                                                  3.55                350,132
-------------------------------------------------------------------------------------------------------------
                   New Jersey--6.5%
          700M     New Jersey Health Care Facs. Fin. Auth. Rev. Bonds, VR,
                      (LOC; JPMorgan Chase & Co.)                                 3.62                700,000
          250M     New Jersey Transportation Trust Fund Rev. Bonds, 6/15/2007
                      (U.S. Govt. Securities)                                     3.55                251,000
-------------------------------------------------------------------------------------------------------------
                                                                                                      951,000
-------------------------------------------------------------------------------------------------------------
                   New York--3.4%
          500M     Longwood Central Sch. Dist. Suffolk County GO Bonds, 6/15/2007
                      (FGIC Ins.) (U.S. Govt. Securities)                         3.58                502,042
-------------------------------------------------------------------------------------------------------------
                   North Carolina--2.8%
          410M     Craven County GO Bond, 5/1/2007 (AMBAC Ins.)                   3.55                410,293
-------------------------------------------------------------------------------------------------------------
                   Ohio--6.7%
          600M     Lucas County Facs. Improvement Rev. Bonds, VR,
                      (LOC; Fifth Third Bank)                                     3.69                600,000
          368M     Warren County Health Care Facs. Rev. Bonds, VR,
                      (LOC; Fifth Third Bank)                                     3.68                368,000
-------------------------------------------------------------------------------------------------------------
                                                                                                      968,000
-------------------------------------------------------------------------------------------------------------
                   Rhode Island--4.1%
          600M     Rhode Island State Hlth. & Edl. Building Corp. Rev. Bonds,
                      VR, (LOC; Bank of New York)                                 3.65                600,000
-------------------------------------------------------------------------------------------------------------
                   South Carolina--2.9%
          415M     Dorchester County Wtrwks. & Swr. Sys. Rev. Bonds, 10/1/2007
                      (MBIA Ins.)                                                 3.55                415,899
-------------------------------------------------------------------------------------------------------------
                   Texas--2.0%
          285M     Tarrant County Housing Rev. Bonds, VR,
                      (Fannie Mae Collateral Agreement)                           3.67                285,000
-------------------------------------------------------------------------------------------------------------
                   Virginia--2.8%
          400M     Alexandria Industrial Dev. Auth. Rev. Bonds, VR,
                      (LOC; Bank of America)                                      3.66                400,000
-------------------------------------------------------------------------------------------------------------
                   Washington--1.7%
          250M     Seattle Housing Auth. Rev. Bonds Pioneer Human Svcs. Proj.,
                      VR, (LOC; U.S. Bank, NA)                                    3.69                250,000
-------------------------------------------------------------------------------------------------------------
                   Wisconsin--2.8%
          400M     Wisconsin State Health & Educ. Facs. Auth. Rev. Bonds, VR,
                      (LOC; JPMorgan Chase & Co.)                                 3.65                400,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $14,332,629)++                         98.5%            14,332,629
Other Assets, Less Liabilities                                                     1.5                215,355
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%           $14,547,984
=============================================================================================================


 + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at March 31, 2007. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

++ Aggregate cost for federal income tax purposes is the same.


Portfolio of Investments (unaudited)
INSURED INTERMEDIATE TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--108.1%
                   Alabama--6.5%
       $1,000M     Birmingham Series "A" 5 1/2% 4/1/2013                                           $1,091,450
        1,000M     Mobile Ref. & Imp. Wts. GO 5% 2/15/2014                                          1,075,610
        1,000M     Montgomery Cnty. Pub. Bldg. Rev. Wts. 5% 3/1/2013                                1,067,850
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,234,910
-------------------------------------------------------------------------------------------------------------
                   Alaska--2.0%
        1,000M     Alaska St. Sport Fishing Rev. 5% 4/1/2017                                        1,022,810
-------------------------------------------------------------------------------------------------------------
                   Arizona--2.1%
        1,000M     Maricopa Cnty. Sch. Dist. # 69 (Paradise Valley) 5% 7/1/2013                     1,072,380
-------------------------------------------------------------------------------------------------------------
                   California--12.1%
        1,000M     California State Univ. Pub. Wks. Rev. Series "A" 5% 10/1/2015                    1,086,400
        1,000M     California Statewide Cmntys. Pollution Cntl. Rev.
                     Series "B" 4.1% 4/1/2013****                                                   1,015,940
        2,500M     Los Angeles Cnty. Pub. Wks. (Calabasas Landfill) 5% 6/1/2020                     2,621,275
        1,240M     Los Angeles Wtr. & Pwr. Rev. Series "A" 5 1/4% 7/1/2018                          1,314,735
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,038,350
-------------------------------------------------------------------------------------------------------------
                   Connecticut--4.3%
        2,000M     Waterbury GO Series "B" 5% 4/1/2013                                              2,143,020
-------------------------------------------------------------------------------------------------------------
                   District of Columbia--2.1%
        1,000M     District of Columbia COP 5 1/4% 1/1/2010                                         1,039,470
-------------------------------------------------------------------------------------------------------------
                   Florida--2.2%
        1,000M     Charlotte County Util. Rev. 5% 10/1/2015                                         1,086,400
-------------------------------------------------------------------------------------------------------------
                   Georgia--2.2%
        1,000M     Georgia Fed. Hwy. & Twy. Auth. Rev. 5% 6/1/2014                                  1,082,360
-------------------------------------------------------------------------------------------------------------
                   Indiana--2.2%
        1,000M     New Albany Floyd County Sch. Bldg. Corp. 5 3/4% 7/15/2012*                       1,098,460
-------------------------------------------------------------------------------------------------------------
                   Kansas--2.2%
        1,025M     Shawnee Cnty. Sch. Dist. #345 (Seaman) GO 5% 9/1/2011                            1,081,693
-------------------------------------------------------------------------------------------------------------
                   Louisiana--4.3%
        1,000M     Louisiana St. Citizens Ppty. Ins. Rev. Series "B" 5 1/4% 6/1/2013                1,081,750
        1,000M     Louisiana St. GO 5% 7/15/2012                                                    1,060,800
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,142,550
-------------------------------------------------------------------------------------------------------------
                   Massachusetts--17.0%
        8,300M     Massachusetts St. Wtr. (Municipal Secs. Trust Ctfs.)
                     5% 8/1/2024***                                                                 8,474,636
-------------------------------------------------------------------------------------------------------------
                   Michigan--15.3%
        1,030M     Coopersville Area Pub. Schs. GO 5% 5/1/2014                                      1,110,659
        1,000M     Gibraltar Sch. Dist. Bldg. & Site GO 5% 5/1/2012                                 1,061,520
        1,130M     Michigan Muni. Bond Auth. Rev. Series "A" 5% 5/1/2019                            1,189,359
        1,000M     Mount Clemens Cmnty. School District GO 5% 5/1/2014                              1,078,310
        1,000M     River Rouge School District GO 5% 5/1/2019                                       1,057,180
        2,000M     Rochester Cmnty. School District GO 5% 5/1/2012                                  2,123,040
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,620,068
-------------------------------------------------------------------------------------------------------------
                   Mississippi--2.1%
        1,000M     Gulfport GO 5% 3/1/2010                                                          1,036,340
-------------------------------------------------------------------------------------------------------------
                   New York--6.9%
        2,225M     New York City GO 5 1/8% 6/1/2018                                                 2,360,747
        1,000M     New York St. Univ. Dorm. Facs. Rev.  5% 7/1/2013                                 1,073,540
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,434,287
-------------------------------------------------------------------------------------------------------------
                   North Carolina--2.1%
        1,000M     North Carolina Pwr. Agy. (Catawba Electric) Rev.
                     Series "A" 5% 1/1/2017                                                         1,038,600
-------------------------------------------------------------------------------------------------------------
                   Ohio--4.3%
        2,000M     Lakewood City School Dist. GO 5% 12/1/2018                                       2,125,400
-------------------------------------------------------------------------------------------------------------
                   Oklahoma--.3%
          155M     Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                158,044
-------------------------------------------------------------------------------------------------------------
                   Pennsylvania--8.5%
        1,000M     Penn Manor School Dist. GO 5% 6/1/2014                                           1,069,250
        3,000M     Pennsylvania St. First Series GO 5% 1/1/2013*                                    3,198,300
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,267,550
-------------------------------------------------------------------------------------------------------------
                   Texas--4.1%
        1,000M     Lower Colorado River Auth. Rev. 5% 5/15/2013                                     1,047,980
        1,000M     Port Arthur Ind. Sch. Dist. GO 5 1/4% 2/15/2017                                  1,025,620
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,073,600
-------------------------------------------------------------------------------------------------------------
                   West Virginia--5.3%
        2,500M     West Virginia St. GO 5% 6/1/2012                                                 2,656,050
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $53,198,564)                                                  53,926,978
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
          300M     University of Michigan Regent Hosp. Rev.
                     Adjustable Rate Note 3.79%** (cost $300,000)                                     300,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $53,498,564)                                 108.7%     54,226,978
Excess of Liabilities Over Other Assets                                                  (8.7)     (4,326,973)
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $49,900,005
=============================================================================================================




                                                                  Expiration      Notional         Unrealized
Interest Rate Swap                                                      Date        Amount       Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 3.708% with JPMorgan Chase Bank, N.A.                    4/15/2017        $2,500M           $(8,607)
=============================================================================================================


At March 31, 2007, the cost of municipal investments for federal income tax purposes was $48,498,564. Accumulated net unrealized appreciation on investments was $728,414, consisting of $729,845 gross unrealized appreciation and $1,431 gross unrealized depreciation.


Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--102.9%
                   Alabama--.9%
       $5,835M     Alabama Water Pollution Control Auth. 6% 8/15/2014                              $6,134,452
-------------------------------------------------------------------------------------------------------------
                   Arizona--2.9%
        5,135M     Arizona Board Regents COP 5% 6/1/2022                                            5,480,586
        8,550M     Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010                            9,214,335
        5,000M     Phoenix Civic Improvement Corp. 5% 7/1/2030                                      5,283,050
-------------------------------------------------------------------------------------------------------------
                                                                                                   19,977,971
-------------------------------------------------------------------------------------------------------------
                   California--1.8%
        5,000M     California State GO 5% 11/1/2030                                                 5,166,850
        2,000M     Colton Joint Unified School Dist. GO Series "A" 5 3/8% 8/1/2026                  2,178,120
                   Dublin Unified School Dist. GO Series "A":
        2,400M       5% 8/1/2027                                                                    2,524,608
        2,600M       5% 8/1/2028                                                                    2,726,100
-------------------------------------------------------------------------------------------------------------
                                                                                                   12,595,678
-------------------------------------------------------------------------------------------------------------
                   Connecticut--2.8%
        9,000M     Connecticut State GO Series "C" 5% 4/1/2023                                      9,549,810
        9,000M     Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
                     6 1/8%  9/1/2012                                                               9,829,350
-------------------------------------------------------------------------------------------------------------
                                                                                                   19,379,160
-------------------------------------------------------------------------------------------------------------
                   District of Columbia--.9%
        5,000M     District of Columbia GO Series "B" 6% 6/1/2021                                   6,030,450
-------------------------------------------------------------------------------------------------------------
                   Florida--.2%
        1,075M     West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                               1,210,472
-------------------------------------------------------------------------------------------------------------
                   Georgia--11.9%
       15,000M     Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                15,864,750
        9,040M     Atlanta Water & Wastewater Rev. Series "A" 5 1/2% 11/1/2019                     10,321,420
        2,540M     Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                     (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                         2,747,823
                   Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
       20,250M       6 1/4% 7/1/2011                                                               21,887,010
       28,305M       6% 7/1/2013                                                                   31,526,109
-------------------------------------------------------------------------------------------------------------
                                                                                                   82,347,112
-------------------------------------------------------------------------------------------------------------
                   Hawaii--1.8%
                   Hawaii State General Obligations:
        5,500M       6% 10/1/2009                                                                   5,805,140
        6,000M       6% 10/1/2010                                                                   6,456,240
-------------------------------------------------------------------------------------------------------------
                                                                                                   12,261,380
-------------------------------------------------------------------------------------------------------------
                   Illinois--13.5%
                   Chicago Board of Education Lease Certificates of Participation Series "A":
        5,000M       6% 1/1/2016                                                                    5,779,150
       36,200M       6% 1/1/2020                                                                   42,372,824
                   Illinois Development Fin. Auth. Revenue (Rockford School #205):
        5,000M       6.6% 2/1/2010                                                                  5,393,600
        3,000M       6.65% 2/1/2011                                                                 3,317,280
                   Illinois State First Series General Obligations:
        5,250M       6 1/8% 1/1/2010*                                                               5,585,738
        4,500M       5 1/2% 2/1/2016                                                                4,836,150
        8,000M       5 1/2% 5/1/2017                                                                8,518,000
       12,000M       5 1/2% 5/1/2018                                                               12,772,320
        4,000M     Regional Transportation Auth. 7 3/4% 6/1/2019                                    5,245,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   93,820,062
-------------------------------------------------------------------------------------------------------------
                   Indiana--.9%
        6,060M     Portage Twp. School Bldg. Corp.  4 3/4% 1/15/2029                                6,218,348
-------------------------------------------------------------------------------------------------------------
                   Louisiana--2.2%
       10,000M     Ernest N. Morial (New Orleans LA Exhibit Hall) Auth. Spl. Tax
                     5% 7/15/2033                                                                  10,336,600
       10,250M     Regional Trans. Auth. Zero Coupon 12/1/2021                                      5,176,967
-------------------------------------------------------------------------------------------------------------
                                                                                                   15,513,567
-------------------------------------------------------------------------------------------------------------
                   Massachusetts--6.2%
       10,025M     Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                      10,685,648
       20,550M     Massachusetts State GO 6% 8/1/2009                                              21,634,629
       10,000M     Massachusetts State Sch. Bldg. Auth. 4 3/4% 8/15/2032                           10,305,100
-------------------------------------------------------------------------------------------------------------
                                                                                                   42,625,377
-------------------------------------------------------------------------------------------------------------
                   Michigan--2.7%
        2,000M     Detroit City School District GO 5% 5/1/2028                                      2,082,760
       10,000M     Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012               10,899,400
        4,500M     Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                     6.95% 9/1/2022                                                                 5,917,500
-------------------------------------------------------------------------------------------------------------
                                                                                                   18,899,660
-------------------------------------------------------------------------------------------------------------
                   Minnesota--1.8%
       11,465M     Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "C"
                     5 1/2% 1/1/2011*                                                              12,208,161
-------------------------------------------------------------------------------------------------------------
                   Missouri--2.7%
                   Missouri State Health & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.):
        6,840M       6 3/4% 5/15/2010                                                               7,460,525
       10,175M       6 3/4% 5/15/2011                                                              11,369,240
-------------------------------------------------------------------------------------------------------------
                                                                                                   18,829,765
-------------------------------------------------------------------------------------------------------------
                   Nevada--2.4%
       10,195M     Clark County Nevada Bond Bank GO 5 1/2% 6/1/2011*                               10,912,014
        6,000M     Las Vegas New Convention & Visitors Auth. Rev. 5 3/4% 7/1/2009*                  6,326,460
-------------------------------------------------------------------------------------------------------------
                                                                                                   17,238,474
-------------------------------------------------------------------------------------------------------------
                   New Jersey--4.0%
       27,000M     New Jersey State Turnpike Auth. 5% 1/1/2035***                                  27,770,580
-------------------------------------------------------------------------------------------------------------
                   New Mexico--1.6%
       10,000M     New Mexico Fin. Auth. State Trans. Rev. Series "A"
                     5 1/4% 6/15/2021                                                              10,780,900
-------------------------------------------------------------------------------------------------------------
                   New York--9.2%
        2,250M     New York City GO Series "G" 5 5/8% 8/1/2020                                      2,448,405
       22,250M     New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021                      26,979,237
                   New York State Dorm. Auth. Revenue:
        5,465M       Mental Health Svcs. 5% 2/15/2024                                               5,823,941
       10,000M       New York University 5 3/4% 7/1/2027                                           12,138,800
        5,000M       State University 5 7/8% 5/15/2017                                              5,841,350
        5,185M     New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010                           5,243,539
        5,000M     Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
                     5 3/4% 10/15/2013                                                              5,294,700
-------------------------------------------------------------------------------------------------------------
                                                                                                   63,769,972
-------------------------------------------------------------------------------------------------------------
                   North Carolina--3.4%
        3,030M     Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                3,269,855
                   North Carolina Municipal Pwr. Agy. (Catawba Elec.):
       10,110M       6% 1/1/2010                                                                   10,718,420
        8,945M       6% 1/1/2011                                                                    9,660,421
-------------------------------------------------------------------------------------------------------------
                                                                                                   23,648,696
-------------------------------------------------------------------------------------------------------------
                   North Dakota--1.7%
       10,500M     Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
                     7.2% 6/30/2013                                                                11,817,540
-------------------------------------------------------------------------------------------------------------
                   Ohio--1.0%
        6,000M     Jefferson County Jail Construction GO 5 3/4% 12/1/2019                           7,047,660
-------------------------------------------------------------------------------------------------------------
                   Oklahoma--.9%
                   Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.):
        2,330M       6% 8/15/2009*                                                                  2,475,835
        3,210M       6% 8/15/2017                                                                   3,398,908
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,874,743
-------------------------------------------------------------------------------------------------------------
                   Oregon--.8%
                   Portland Urban Renewal & Redev. South Park Blocks Series "A":
        2,695M       5 3/4% 6/15/2015                                                               2,886,480
        2,630M       5 3/4% 6/15/2016                                                               2,815,231
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,701,711
-------------------------------------------------------------------------------------------------------------
                   Pennsylvania--2.7%
        4,925M     Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
                     5 1/2% 12/1/2019                                                               5,395,140
       12,050M     Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                             13,548,176
-------------------------------------------------------------------------------------------------------------
                                                                                                   18,943,316
-------------------------------------------------------------------------------------------------------------
                   South Dakota--.5%
        3,755M     South Dakota Hlth. & Educ. Facs. Auth. (McKennan Hosp.)
                     7 5/8% 1/1/2008*                                                               3,857,812
-------------------------------------------------------------------------------------------------------------
                   Tennessee--.6%
        3,500M     Memphis-Shelby County Sports Auth. Rev. (Memphis Arena Proj.)
                     Series "A" 5 1/2% 11/1/2016                                                    3,812,795
-------------------------------------------------------------------------------------------------------------
                   Texas--12.8%
       16,000M     Austin Utilities Systems Rev. 6% 11/15/2013                                     17,590,560
       10,000M     Harris County Lien Toll 5 1/4% 8/15/2035***                                     10,472,700
                   Harris County Toll Road Sub. Liens General Obligations Series "A":
       11,065M       6 1/2% 8/15/2012                                                              12,564,971
        7,305M       6 1/2% 8/15/2013                                                               8,432,527
       18,000M     Houston Utility Sys. Combined Util. Rev. 4 3/4% 11/15/2030***                   18,459,900
                   Houston Water Conveyance System Certificates of Participation:
        4,000M       6 1/4% 12/15/2013                                                              4,574,400
        6,035M       6 1/4% 12/15/2015                                                              7,081,891
        9,400M     Lower Colorado River Auth. Rev. 5% 5/15/2031                                     9,742,442
-------------------------------------------------------------------------------------------------------------
                                                                                                   88,919,391
-------------------------------------------------------------------------------------------------------------
                   Utah--.3%
        1,470M     Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                1,881,541
-------------------------------------------------------------------------------------------------------------
                   Virginia--.5%
        3,310M     Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                3,436,442
-------------------------------------------------------------------------------------------------------------
                   Washington--3.4%
                   Snohomish County Washington Ltd. Tax General Obligations:
        7,975M       5 1/2% 12/1/2017                                                               8,555,421
        8,410M       5 1/2% 12/1/2018                                                               9,018,379
        5,490M     Washington State GO 5% 1/1/2023                                                  5,814,569
-------------------------------------------------------------------------------------------------------------
                                                                                                   23,388,369
-------------------------------------------------------------------------------------------------------------
                   Wisconsin--3.9%
       12,000M     Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                     6.9% 8/1/2021                                                                 15,475,320
       10,595M     Wisconsin State GO 5% 5/1/2025                                                  11,244,579
-------------------------------------------------------------------------------------------------------------
                                                                                                   26,719,899
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $657,378,623)                                     102.9%     712,661,456
Excess of Liabilities Over Other Assets                                                 (2.9)     (19,820,740)
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%    $692,840,716
=============================================================================================================




                                                                    Expiration      Notional       Unrealized
Interest Rate Swap                                                        Date        Amount     Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017       $34,000M       $(117,055)
=============================================================================================================


At March 31, 2007, the cost of municipal investments for federal income tax purposes was $629,878,623. Accumulated net unrealized appreciation on investments was $55,282,833, consisting of $55,483,838 gross unrealized appreciation and $201,005 gross unrealized depreciation.


Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND II
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--94.9%
                   Alabama--2.5%
       $1,000M     Birmingham Water & Sewer Rev. Series "A" 5% 1/1/2023                            $1,065,000
        2,150M     Montgomery County Public Bldg. Auth. Rev. 5% 3/1/2031                            2,278,291
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,343,291
-------------------------------------------------------------------------------------------------------------
                   Alaska--.8%
        1,000M     Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2012*                           1,103,650
-------------------------------------------------------------------------------------------------------------
                   California--9.6%
        2,025M     Bear Valley Uni. Sch. Dist. GO Series "B" 5% 8/1/2027                            2,157,719
        5,000M     California State GO 5% 6/1/2027                                                  5,272,750
        1,500M     Coachella Valley Uni. Sch. Dist. GO Series "B" 5% 8/1/2025                       1,607,400
        2,550M     Dublin Unified Sch. Dist. GO Series "A" 5% 8/1/2029                              2,679,489
        1,000M     Imperial Cmnty. College Dist. GO 5% 8/1/2026                                     1,059,260
-------------------------------------------------------------------------------------------------------------
                                                                                                   12,776,618
-------------------------------------------------------------------------------------------------------------
                   Colorado--2.8%
        1,500M     Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A"
                     5 1/8% 12/1/2021                                                               1,607,670
        1,000M     Centennial Downs Met. Dist. GO 5% 12/1/2028                                      1,053,880
        1,000M     Lafayette Water Rev. 5 1/4% 12/1/2023                                            1,078,440
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,739,990
-------------------------------------------------------------------------------------------------------------
                   Florida--2.5%
          335M     Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                         341,851
        2,000M     Florida State University Edl. Sys. Facs. Rev. Series "A" 5% 5/1/2027             2,119,640
        1,000M     Orlando & Orange Cnty. Expwy. Rev. 5% 7/1/2028                                   1,021,330
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,482,821
-------------------------------------------------------------------------------------------------------------
                   Georgia--1.6%
        1,000M     Fulton Cnty. Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                     (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                         1,081,820
        1,000M     Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
                     5 1/8% 12/1/2021                                                               1,065,850
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,147,670
-------------------------------------------------------------------------------------------------------------
                   Hawaii--4.0%
        5,020M     Honolulu City & Cnty. Water & Sewer Rev. 5% 7/1/2031                             5,324,664
-------------------------------------------------------------------------------------------------------------
                   Illinois--.8%
        1,000M     Illinois State Sales Tax Rev. 5% 6/15/2031                                       1,058,890
-------------------------------------------------------------------------------------------------------------
                   Indiana--6.1%
        1,030M     Baugo School Bldg. Corp. 5 1/2% 1/15/2012*                                       1,111,432
        4,120M     Hammond Multi-School Building Corp. First Mtg. 5% 7/15/2022                      4,451,454
        1,105M     Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*                    1,192,361
        1,250M     Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*                    1,362,400
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,117,647
-------------------------------------------------------------------------------------------------------------
                   Louisiana--1.5%
        1,845M     Louisiana Local Govt. Env. Facs. & Comm. 5 1/4% 10/1/2021                        1,944,390
-------------------------------------------------------------------------------------------------------------
                   Michigan--12.5%
        3,800M     Bay City School Dist. Bldg. & Site GO 5% 5/1/2025                                4,053,916
        1,450M     Coopersville Area Pub. Schs. 5% 5/1/2023                                         1,543,496
        2,000M     Detroit Water Supply Rev. 5 1/4% 7/1/2022                                        2,173,720
        1,105M     Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                   1,181,875
        1,255M     Grass Lake Cmnty. School District GO 5% 5/1/2031                                 1,326,196
        1,000M     Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
                     5 1/4% 1/1/2018                                                                1,064,550
        1,410M     New Haven Cmnty. School Bldg. & Site GO 5% 5/1/2025                              1,498,717
        3,600M     Southfield Public School Bldg. & Site Series "B" GO 5 1/8% 5/1/2021              3,861,072
-------------------------------------------------------------------------------------------------------------
                                                                                                   16,703,542
-------------------------------------------------------------------------------------------------------------
                   Minnesota--3.9%
        5,000M     Western Minnesota Mun. Power Agy. Series "A" 5% 1/1/2030                         5,220,050
-------------------------------------------------------------------------------------------------------------
                   Missouri--3.2%
        2,900M     Columbia Spl. Oblig. Elec. Rev. 5% 10/1/2027                                     3,089,428
          200M     Liberty Sewer System Rev. 6.15%  2/1/2009*                                         208,918
          310M     Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
                     5.85% 6/1/2010*                                                                  330,057
          250M     St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019                     266,032
          375M     St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
                     5 3/4% 3/1/2010*                                                                 400,226
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,294,661
-------------------------------------------------------------------------------------------------------------
                   Nebraska--.8%
        1,000M     Municipal Energy Agency 5 1/4% 4/1/2021                                          1,068,760
-------------------------------------------------------------------------------------------------------------
                   New York--2.7%
                   Camden Central School District General Obligations:
          725M       5 1/2% 3/15/2016                                                                 790,569
          250M       5 1/2% 3/15/2017                                                                 272,017
        2,500M     New York State Thruway Auth. Rev. 4 3/4% 1/1/2030                                2,586,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,648,586
-------------------------------------------------------------------------------------------------------------
                   North Carolina--.8%
        1,000M     University System Pool Rev. 5% 10/1/2026                                         1,070,170
-------------------------------------------------------------------------------------------------------------
                   North Dakota--1.2%
        1,400M     North Dakota State Brd. Higher Educ. Rev. (Wellness Proj.) 5% 4/1/2029           1,472,450
-------------------------------------------------------------------------------------------------------------
                   Ohio--18.4%
                   Adams County Local School District General Obligations:
        1,670M       5% 12/1/2026                                                                   1,779,468
        1,515M       5% 12/1/2028                                                                   1,611,718
        1,255M     Akron Sewer System Rev. 5 1/4% 12/1/2020                                         1,346,138
        2,500M     Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020                                  2,627,925
        1,480M     Bowling Green City School Dist. GO 5% 12/1/2028                                  1,580,803
        2,130M     Butler Cnty. GO 5% 12/1/2026                                                     2,276,246
        1,380M     Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020           1,489,213
        3,560M     Garfield Heights City Sch. Dist. GO 5% 12/15/2024                                3,814,042
        1,650M     Lebanon City School District GO 5% 12/1/2023                                     1,768,025
        2,975M     Marysville School District GO 5% 12/1/2026                                       3,159,420
        1,500M     Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                               1,620,615
        1,000M     Ohio University Gen. Rcpts. Rev. 5% 12/1/2023                                    1,071,950
          450M     Youngstown GO 6% 12/1/2010*                                                        490,311
-------------------------------------------------------------------------------------------------------------
                                                                                                   24,635,874
-------------------------------------------------------------------------------------------------------------
                   Oregon--1.9%
        2,000M     Multnomah Cnty. School Dist. #7 (Reynolds) GO 5% 6/1/2030                        2,059,880
          500M     Oregon State Dept. of Administrative Svcs. COP 5.65% 5/1/2007*                     505,740
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,565,620
-------------------------------------------------------------------------------------------------------------
                   Pennsylvania--7.7%
        3,535M     Allegheny Cnty. GO Series "C" 5% 11/1/2027                                       3,802,529
        1,000M     Bensalem Twp. Sch. Dist. GO 5 1/4% 6/15/2025                                     1,096,740
          525M     Erie GO 5 3/4% 5/15/2007*                                                          526,244
        1,200M     New Castle Sanitation Auth. Swr. 5% 6/1/2027                                     1,237,008
        1,435M     Pocono Mountain Sch. Dist. GO Series "C" 5% 9/1/2031                             1,527,212
        1,000M     State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5 1/4% 6/1/2013*                 1,084,040
        1,000M     Westmoreland Cnty. Mun. Auth. Rev. 5% 8/15/2028                                  1,066,150
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,339,923
-------------------------------------------------------------------------------------------------------------
                   Puerto Rico--.7%
          895M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6 1/4% 7/1/2016            896,101
-------------------------------------------------------------------------------------------------------------
                   South Carolina--.8%
        1,000M     Hilton Head Island Rev. 5 1/8% 12/1/2022                                         1,063,180
-------------------------------------------------------------------------------------------------------------
                   Texas--7.1%
          405M     Austin Utility Systems Rev. 6% 11/15/2013                                          445,261
        5,000M     Houston Utility Systems Rev. 5 1/4% 5/15/2020                                    5,412,350
        1,150M     Tyler Ind. School District GO 5% 2/15/2028                                       1,208,661
        2,245M     Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026                                   2,398,244
-------------------------------------------------------------------------------------------------------------
                                                                                                    9,464,516
-------------------------------------------------------------------------------------------------------------
                   West Virginia--1.0%
        1,250M     West Virginia Wtr. Dev. Infrastructure Rev. 4 3/4% 10/1/2037                     1,274,888
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $123,469,296)                                                126,757,952
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--2.8%
        3,700M     University of Michigan Regent Hosp. Rev.
                     Adjustable Rate Note 3.79%** (cost $3,700,000)                                 3,700,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $127,169,296)                               97.7%      130,457,952
Other Assets, Less Liabilities                                                          2.3         3,097,320
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%     $133,555,272
=============================================================================================================




                                                                    Expiration     Notional        Unrealized
Interest Rate Swaps                                                       Date       Amount      Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                                4/15/2017      $12,500M         $(28,447)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017        6,500M          (22,378)
-------------------------------------------------------------------------------------------------------------
                                                                                    $19,000M         $(50,825)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $127,169,296. Accumulated net unrealized appreciation on investments was $3,288,656, consisting of $3,344,056 gross unrealized appreciation and $55,400 gross unrealized depreciation.


Portfolio of Investments (unaudited)
ARIZONA INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--99.6%
                   Certificates of Participation--15.9%
         $750M     Arizona Board Regents (Univ. Arizona Projs.) 5% 6/1/2024                          $797,535
          500M     Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                            533,885
          750M     Arizona State Univ. Research Infrastructure
                     5% 9/1/2026                                                                      790,508
          500M     University Arizona Student Facs. Rev. 5% 6/1/2024                                  530,555
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,652,483
-------------------------------------------------------------------------------------------------------------
                   Education--11.6%
          150M     Arizona State University Rev. Sys. 5.65% 7/1/2009*                                 157,941
        1,000M     Energy Mgmt. Svcs. (Arizona St. Univ. Proj. Main Campus)
                     5 1/4% 7/1/2018                                                                1,070,720
          640M     South Campus Group (Arizona St. Univ. Proj. South Campus)
                     5 5/8% 9/1/2023                                                                  705,094
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,933,755
-------------------------------------------------------------------------------------------------------------
                   General Obligations--27.1%
                   Maricopa County School District:
        1,000M       #41 (Gilbert) Zero Coupon 1/1/2008                                               973,250
          500M       #48 (Scottsdale) 4 3/4% 7/1/2016*                                                536,295
          525M       #80 (Chandler) 6 1/4% 7/1/2011                                                   578,587
        1,000M     Phoenix Series "B" 5 3/8% 7/1/2019                                               1,075,140
          750M     Pinal Cnty Uni. Sch. Dist. #43 Apache Jct. 5% 7/1/2016*                            818,933
          500M     Yuma & La Paz Cntys. Cmnty. College Dist. 5% 7/1/2023                              536,685
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,518,890
-------------------------------------------------------------------------------------------------------------
                   Health Care--6.8%
          500M     Maricopa County Ind. Dev. Hosp. Facs. Auth. (Samaritan Hlth. Svcs.)
                     7% 12/1/2016                                                                     606,415
          500M     Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.) 5 7/8% 1/1/2010*                       533,405
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,139,820
-------------------------------------------------------------------------------------------------------------
                   Transportation--2.3%
          385M     Phoenix Airport Rev. 6 1/4% 7/1/2012                                               385,304
-------------------------------------------------------------------------------------------------------------
                   Utilities--7.9%
          500M     Phoenix Civic Improvement Corp. Water Sys. Rev.
                     5 1/2% 7/1/2020                                                                  538,545
          750M     Pima County Sewer Rev. 5 3/8% 7/1/2014                                             788,700
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,327,245
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--28.0%
          250M     Arizona Sports & Tourism 4 1/2% 7/1/2023                                           254,300
          655M     Avondale Mun. Dev. Corp. 5% 7/1/2022                                               704,629
          750M     Downtown Phoenix Hotel Corp. 5% 7/1/2036                                           788,430
                   Greater Arizona Dev. Auth. Series "A":
          250M       6% 8/1/2015                                                                      262,350
          250M       5% 8/1/2025                                                                      266,677
          465M     Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                498,117
          750M     Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                              810,293
        1,000M     Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                            1,083,080
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,667,876
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,956,915)                                       99.6%      16,625,373
Other Assets, Less Liabilities                                                            .4           63,525
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%     $16,688,898
=============================================================================================================




                                                                 Expiration      Notional          Unrealized
Interest Rate Swap                                                     Date        Amount        Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                  4/15/2017          $800M            $(2,754)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $15,956,915. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $668,458.


Portfolio of Investments (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------


     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.8%
                   Certificates of Participation--13.2%
         $500M     Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012                      $580,360
          750M     Los Angeles Real Property Prog. 5.3% 4/1/2022                                      803,528
        1,200M     Riverside California 5% 9/1/2028                                                 1,252,032
        1,000M     West Contra Costa Healthcare 5 3/8% 7/1/2024                                     1,064,940
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,700,860
-------------------------------------------------------------------------------------------------------------
                   General Obligations--24.9%
        1,000M     El Camino Cmnty. College Dist. 4 3/4% 8/1/2031                                   1,030,340
          500M     Fontana School District 5 3/4% 5/1/2022                                            530,580
          650M     Jefferson Unified High Sch. Dist. (San Mateo Cnty.) 6 1/4%
                      2/1/2016                                                                        770,022
        1,000M     Napa Valley Unified School District 5% 8/1/2026                                  1,069,030
          750M     Natomas Unified School District 5.95% 9/1/2021                                     873,518
        1,000M     Oak Valley Hospital District 5% 7/1/2035                                         1,050,210
        1,000M     Sierra Jt. Community College Impt. Dist. #1 (Tahoe Truckee)
                      5% 8/1/2028                                                                   1,055,100
          500M     Walnut Valley School District 7.2% 2/1/2016                                        584,980
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,963,780
-------------------------------------------------------------------------------------------------------------
                   Transportation--5.2%
        1,000M     Port of Oakland Rev. Bonds Series "M" 5 1/4% 11/1/2020                           1,072,200
          350M     Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4%
                      7/1/2010*                                                                       376,036
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,448,236
-------------------------------------------------------------------------------------------------------------
                   Utilities--32.7%
          150M     Fresno Sewer Rev. 6 1/4% 9/1/2014                                                  171,913
        1,050M     Los Angeles Wastewater Sys. Rev. Series "A" 5% 6/1/2032                          1,097,712
        1,150M     Los Angeles Water & Power Rev. Series "B" 5 1/8% 7/1/2020                        1,227,315
          700M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              760,788
        2,000M     Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev. 5%
                      12/1/2027                                                                     2,078,920
        1,210M     San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.) 5 1/4%
                      12/1/2017                                                                     1,308,107
        1,525M     Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022                      1,688,312
          750M     South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012                    827,183
-------------------------------------------------------------------------------------------------------------
                                                                                                    9,160,250
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--22.8%
        1,000M     California State Public Works Board 6 1/2% 12/1/2008                             1,045,720
        1,000M     Long Beach Fing. Auth. Rev. 6% 11/1/2017                                         1,152,440
        1,105M     Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention
                      Ctr. Proj.) 5 1/4% 11/1/2020                                                  1,223,102
        1,000M     Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4%
                      8/1/2020                                                                      1,070,320
          700M     San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                            822,276
        1,000M     Vernon Redevelopment Agy. Tax Alloc. 5% 9/1/2035                                 1,051,080
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,364,938
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,158,508)                                        98.8%     27,638,064
Other Assets, Less Liabilities                                                            1.2         350,990
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $27,989,054
=============================================================================================================




                                                                    Expiration  Notional           Unrealized
Interest Rate Swaps                                                       Date    Amount         Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                                4/15/2017   $2,000M             $(4,551)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017    1,400M              (4,820)
-------------------------------------------------------------------------------------------------------------
                                                                                 $3,400M             $(9,371)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $26,158,508. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $1,479,556.


Portfolio of Investments (unaudited)
COLORADO INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------


     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.6%
                   Certificates of Participation--5.2%
         $250M     Broomfield Open Space 5 1/2% 12/1/2020                                            $264,463
          200M     Greeley Building Auth. 5.6% 11/1/2019                                              212,060
-------------------------------------------------------------------------------------------------------------
                                                                                                      476,523
-------------------------------------------------------------------------------------------------------------
                   Education--6.4%
          200M     Colorado School of Mines Auxiliary Facs. Rev. 5 1/4%
                      12/1/2020                                                                       214,524
          350M     University of Northern Colorado Rev. 5 1/2% 6/1/2018                               373,779
-------------------------------------------------------------------------------------------------------------
                                                                                                      588,303
-------------------------------------------------------------------------------------------------------------
                   General Obligations--44.4%
          500M     Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora Series "A"
                       5 1/8% 12/1/2021                                                               535,890
        1,000M     Arapahoe Cnty. Sch. Dist. #6 Littleton 5 1/4% 12/1/2019                          1,073,150
          200M     Arapahoe Cnty. Water & Wastewater Series "B" 5 3/4% 12/1/2019                      220,106
          250M     Aspen Fire Protection Dist. 5% 12/1/2026                                           267,988
          250M     Boulder Larimer & Weld Cntys. 5% 12/15/2023                                        269,293
          250M     Centennial Downs Met. District 5% 12/1/2028                                        263,470
          250M     Dove Valley Met. Dist. (Arapahoe Cnty) 5% 11/1/2035                                264,452
                   El Paso County School District:
          350M        #2 (Harrison) 5 1/2% 12/1/2018                                                  376,404
          250M        #20, 5 1/4% 12/15/2017                                                          268,930
          250M     Mountain Village Met. Dist. (San Miguel Cnty.) 5% 12/1/2036                        263,697
          250M     Pueblo County School District #70, 5 1/4% 12/1/2022                                266,845
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,070,225
-------------------------------------------------------------------------------------------------------------
                   Health Care--5.6%
          125M     Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8%
                      12/1/2009*                                                                      132,427
          350M     Denver City & Cnty. Mental Hlth. Corp. Series "A" 5 1/2%
                      7/15/2015                                                                       378,788
-------------------------------------------------------------------------------------------------------------
                                                                                                      511,215
-------------------------------------------------------------------------------------------------------------
                   Utilities--13.4%
          200M     Boulder Water & Sewer Rev. 5.6% 12/1/2016                                          212,950
          200M     Broomfield Water Activity Enterprise Water Rev. 5 1/2%
                      12/1/2019                                                                       213,738
                   Colorado Water Resources & Power Dev. Authority
                      Small Water Resources Rev. Series "A":
          100M         5 3/4% 11/1/2010*                                                              107,079
          250M         5 1/4% 11/1/2021                                                               267,403
          400M     Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                              430,548
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,231,718
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--22.6%
          250M     Denver Convention Center (Hotel Auth. Rev.) 5% 12/1/2035                           262,807
          250M     Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                       266,760
                   Larimer County Sales & Use Tax Revenue:
          280M        5 1/4% 12/15/2016                                                               301,795
          400M        5 1/2% 12/15/2018                                                               435,800
          250M     Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                               266,247
          500M     Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                  535,260
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,068,669
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,535,384)                                   97.6%            8,946,653
Other Assets, Less Liabilities                                                      2.4               216,005
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%           $9,162,658
=============================================================================================================




                                                                    Expiration  Notional            Unrealized
Interest Rate Swap                                                        Date    Amount          Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017    $500M               $(1,721)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $8,535,384. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $411,269.


Portfolio of Investments (unaudited)
CONNECTICUT INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------


     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.9%
                   Education--14.8%
                   Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
         $500M        Connecticut College 4 1/2% 7/01/2037 (when-issued)                             $495,885
        1,000M        Miss Porters School 5% 7/1/2036                                               1,062,260
        1,235M        Trinity College Series "H" 5% 7/1/2019                                        1,314,299
        1,100M     University of Connecticut 5 1/8% 2/15/2013*                                      1,174,129
                   University of Connecticut Student Fees Rev. Series "A":
          600M        5 1/4% 11/15/2021                                                               649,710
        1,000M        5% 11/15/2029                                                                 1,054,600
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,750,883
-------------------------------------------------------------------------------------------------------------
                   General Obligations--40.9%
          500M     Branford 5% 5/15/2014                                                              533,375
                   Bridgeport:
          750M        Series "A" 6 1/8% 7/15/2010*                                                    814,245
        1,000M        Series "A" 5 3/8% 8/15/2019                                                   1,077,240
        1,500M        Series "B" 5% 12/1/2023                                                       1,598,070
                   Connecticut State:
          690M        Series "E" 6% 3/15/2012                                                         762,443
        1,020M        Series "F" 5% 10/15/2021                                                      1,077,916
        1,090M     Cromwell 5% 6/15/2020                                                            1,153,536
        1,000M     Glastonbury 5% 6/15/2021                                                         1,070,710
        1,650M     Hartford 5% 8/15/2019                                                            1,747,532
        1,000M     Hartford County Met. Dist. 5% 5/1/2024                                           1,060,740
          800M     New Britain 6% 3/1/2012                                                            853,624
                   New Haven:
          300M        6% 11/1/2009*                                                                   320,283
          470M        5 1/4% 11/1/2013                                                                498,459
          395M        5% 11/1/2017                                                                    422,421
        1,445M     North Haven 5% 7/15/2019                                                         1,598,849
        1,250M     Waterbury 5% 4/1/2012*                                                           1,326,363
-------------------------------------------------------------------------------------------------------------
                                                                                                   15,915,806
-------------------------------------------------------------------------------------------------------------
                   Health Care--26.0%
                   Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
          450M       Bridgeport Hospital 6 1/2% 7/1/2012                                              450,383
                     Child Care Facilities Program:
          400M         5 1/2% 7/1/2019                                                                421,720
        1,000M         5% 7/1/2031                                                                  1,043,550
        2,165M       Children's Medical Center Series "B" 5% 7/1/2021                               2,287,279
        1,250M       Connecticut State University System 5% 11/1/2012*                              1,334,400
          700M       New Britain General Hospital 6 1/8% 7/1/2014                                     700,532
                     Village Families & Children Series "A":
          370M         5% 7/1/2015                                                                    393,939
          385M         5% 7/1/2016                                                                    409,532
          405M         5% 7/1/2017                                                                    430,211
                     Yale-New Haven Hospital:
        1,000M         5% 7/1/2026                                                                  1,064,630
        1,000M         5% 7/1/2031                                                                  1,062,260
          500M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     6 1/4% 7/1/2016                                                                  500,615
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,099,051
-------------------------------------------------------------------------------------------------------------
                   Housing--1.4%
          500M     Connecticut State Housing Finance Authority  5.85% 6/15/2030                       527,865
-------------------------------------------------------------------------------------------------------------
                   Transportation--3.4%
                   Connecticut State Special Tax Obligation Revenue
                   Transportation Infrastructure:
          250M        6 1/8% 9/1/2012                                                                 272,707
        1,000M        5% 12/1/2021                                                                  1,054,800
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,327,507
-------------------------------------------------------------------------------------------------------------
                   Utilities--11.0%
                   Puerto Rico Electric Power Authority Revenue:
          750M        5 3/8% 7/1/2017                                                                 815,130
          250M        5 1/4% 7/1/2022                                                                 268,502
          250M        5 1/4% 7/1/2029                                                                 263,705
        1,800M     South Central Connecticut Regional Water Auth. 5% 8/1/2033                       1,892,430
        1,000M     Stamford Connecticut Water Pollution 4 3/4% 9/15/2036                            1,029,130
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,268,897
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--1.4%
          545M     Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008                    546,177
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $37,189,636)                                                  38,436,186
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
          300M     Connecticut State Hlth. & Edl. Facs.
                     Adjustable Rate Note 3.70%** (cost $300,000)                                     300,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments  (cost $37,489,636)                                 99.7%     38,736,186
Other Assets, Less Liabilities                                                             .3         124,562
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $38,860,748
=============================================================================================================




                                                                    Expiration  Notional           Unrealized
Interest Rate Swaps                                                       Date    Amount         Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                                4/15/2017  $1,000M              $(2,276)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rat
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017   2,000M               (6,885)
-------------------------------------------------------------------------------------------------------------
                                                                                $3,000M              $(9,161)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $37,489,636. Accumulated net unrealized appreciation on investments was $1,246,550 consisting of $1,271,692 gross unrealized appreciation and $25,142 gross unrealized depreciation.


Portfolio of Investments (unaudited)
FLORIDA INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------


     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--100.9%
                   Education--3.5%
       $1,000M     Broward Cnty. Edl. Facs. Auth. Rev. (Nova Southeastern Univ.)
                     5% 4/1/2036                                                                   $1,041,140
-------------------------------------------------------------------------------------------------------------
                   General Obligations--4.8%
        1,000M     Miami Homeland Defense 5 1/2% 1/1/2020                                           1,073,520
          320M     North Springs Improvement District 7% 10/1/2009                                    345,469
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,418,989
-------------------------------------------------------------------------------------------------------------
                   Transportation--7.3%
        1,000M     Miami-Dade County Expwy. Auth. Toll Sys. Rev. 6% 7/1/2014                        1,079,420
        1,000M     St. John's County Transportation Impt. 5% 10/1/2023                              1,052,590
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,132,010
-------------------------------------------------------------------------------------------------------------
                   Utilities--49.4%
        1,000M     Cape Coral Water & Sewer Rev. 4 3/4% 10/1/2031                                   1,027,700
        1,000M     Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5 1/4% 1/1/2026                   1,084,470
        1,000M     Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015                        1,146,840
        1,000M     Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                1,056,580
        1,000M     Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019                         1,084,580
        1,000M     Lakeland Electric & Water Rev. 6.05% 10/1/2014                                   1,144,800
        1,000M     Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                      1,057,350
        1,000M     Palm Bay Utility Rev. 5 1/4% 10/1/2018                                           1,072,800
        1,000M     Peace River/Manasota Regl. Water Supply Auth. 5% 10/1/2025                       1,062,510
        1,000M     Plant City Utility System Rev. 6% 10/1/2015                                      1,116,890
        1,000M     Riviera Beach Utility Spl. Dist. Wtr. & Swr. Rev. 5% 10/1/2029                   1,052,930
        1,000M     Sarasota County Utility System Rev. 5 1/4% 10/1/2020                             1,070,240
          400M     Stuart Utilities Rev. 5 1/4% 10/1/2013*                                            435,972
        1,000M     Tallahassee Energy System Rev. 5% 10/1/2028                                      1,063,250
-------------------------------------------------------------------------------------------------------------
                                                                                                   14,476,912
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--35.9%
        1,380M     DeSoto County Capital Improvement Rev. 5 1/4% 10/1/2019                          1,481,637
                   Florida Municipal Loan Council Revenue:
        1,000M        5 1/4% 11/1/2019                                                              1,077,700
        1,000M        5 3/8% 11/1/2025                                                              1,057,800
        1,105M     Highlands County Infrastructure Sales Surtax Rev. 5% 11/1/2018                   1,159,322
        1,250M     Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                     1,349,962
                   Osceola County Tourist Development Tax Revenue:
        1,000M        5 1/2% 10/1/2017                                                              1,086,130
        1,000M        5 1/2% 10/1/2018                                                              1,085,610
        1,000M     St. Augustine Capital Improvement 5% 10/1/2024                                   1,059,530
        1,000M     Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                      5 3/4% 10/1/2020                                                              1,156,460
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,514,151
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $28,062,172)                                       100.9%     29,583,202
Excess of Liabilities Over Other Assets                                                   (.9)       (268,560)
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $29,314,642
=============================================================================================================




                                                                    Expiration  Notional           Unrealized
Interest Rate Swaps                                                       Date    Amount         Depreciation
-------------------------------------------------------------------------------------------------------------

Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                                4/15/2017  $2,000M              $(4,552)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rat
  equal to 3.708% with JPMorgan Chase, N.A.                          4/15/2017   1,500M               (5,164)
-------------------------------------------------------------------------------------------------------------
                                                                                $3,500M              $(9,716)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $28,062,172. Accumulated net unrealized appreciation, consisting entirely of gross unrealized appreciation on investments, was $1,521,030.


Portfolio of Investments (unaudited)
GEORGIA INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------
     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.0%
                   Education--20.8%
         $500M     Americus-Sumter Payroll Dev. Auth. Rev. 5% 6/1/2036                               $527,400
          250M     Athens Dev. Auth. Hsg. & Lease Rev. (East Campus) 5 1/4%
                      12/1/2022                                                                       268,155
          500M     Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                          544,285
                   Fulton County Development Authority Revenue:
          350M        Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                   379,138
          250M        Morehouse College 6 1/4% 12/1/2021                                              273,708
          500M     Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                           539,645
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,532,331
-------------------------------------------------------------------------------------------------------------
                   Health Care--18.9%
          250M     Clarke County Hospital Auth. 5% 1/1/2027                                           263,182
          500M     Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                    538,960
          500M     Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                  540,260
          525M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     6 1/4% 7/1/2016                                                                  525,646
          400M     Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                   429,952
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,298,000
-------------------------------------------------------------------------------------------------------------
                   Utilities--47.5%
                   Atlanta Water & Wastewater & Sewer Revenue:
          105M        5 1/2% 11/1/2017                                                                118,566
          500M        5% 11/1/2037                                                                    526,705
          230M     Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                        271,211
          250M     Cairo Combined Public Utility Rev. 5% 1/1/2024                                     264,950
          150M     Columbia County Water & Sewer Rev. 6 1/4% 6/1/2010*                                161,665
          500M     Columbus Water & Sewer Rev. 4 3/4% 5/1/2026                                        515,985
          500M     Commerce Water & Sewer Rev. 5% 12/1/2025                                           530,250
          750M     Douglasville-Douglas County Water & Sewer Rev. 5% 6/1/2027                         797,055
          250M     East Point Water & Sewer Rev. 5% 2/1/2023                                          267,080
          500M     Fayetteville Water & Sewer Rev. 5% 11/1/2021                                       529,830
          250M     Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                 270,580
                   Georgia Municipal Gas Authority Revenue:
                     Buford Project:
           80M          6.8% 11/1/2009                                                                 80,192
          250M          5 1/2% 11/1/2012                                                              266,605
          100M       Warner Robins Series "B" 5.8% 1/1/2015                                           101,080
          100M     Newnan Water Sewer & Light Comm. Pub. Utils. Rev. 5% 1/1/2012*                     106,666
          400M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              434,736
          500M     Upper Oconee Basin Water Auth. 5% 7/1/2026                                         530,455
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,773,611
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--10.8%
          250M     Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2010*                          266,025
          500M     Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2%
                      10/1/2018                                                                       560,210
          250M     College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4%
                      9/1/2010*                                                                       271,345
          200M     Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
                      6 1/4% 6/1/2010*                                                                217,340
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,314,920
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,440,037)                                                  11,918,862
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
          100M     Atlanta Downtown Development Auth.
                     Adjustable Rate Note 3.63%** (cost $100,000)                                     100,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $11,540,037)                                   98.8%    12,018,862
Other Assets, Less Liabilities                                                             1.2        147,060
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $12,165,922
=============================================================================================================




                                                                    Expiration  Notional           Unrealized
Interest Rate Swaps                                                       Date    Amount         Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                                4/15/2017     $500M             $(1,138)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017      600M              (2,066)
-------------------------------------------------------------------------------------------------------------
                                                                                 $1,100M             $(3,204)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $11,540,037. Accumulated net unrealized appreciation on investments was $478,825, consisting of $481,655 gross unrealized appreciation and $2,830 gross unrealized depreciation.


Portfolio of Investments (unaudited)
MARYLAND INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.0%
                   Certificates of Participation--3.4%
         $750M     Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011                           $799,837
-------------------------------------------------------------------------------------------------------------
                   Education--22.7%
                   Maryland St. Econ. Dev. Corp. Student Hsg. Rev.:
        1,000M       Univ. MD-Baltimore Cnty. 5% 7/1/2035                                           1,055,200
        1,000M       Univ. MD-College Park 5% 6/1/2026                                              1,060,250
          735M     Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                     (Univ. MD-College Park) 5 3/8% 7/1/2016                                          782,283
          500M     Morgan State University Academic & Auxiliary
                     Facilities Fees Rev. 6.05% 7/1/2015                                              557,905
          750M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     University Plaza Proj. Series "A" 5 5/8% 7/1/2013                                795,795
        1,000M     St. Mary's College Rev. 5% 9/1/2024                                              1,064,890
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,316,323
-------------------------------------------------------------------------------------------------------------
                   General Obligations--10.6%
        1,000M     Ocean City 5% 3/1/2021                                                           1,047,710
        1,000M     St. Mary's County Hospital 5% 10/1/2020                                          1,067,100
          350M     Wicomico County 5 1/2% 12/1/2016                                                   369,148
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,483,958
-------------------------------------------------------------------------------------------------------------
                   Health Care--20.2%
                   Maryland State Health & Higher Educ. Facs.:
                     Anne Arundel Health System:
        1,000M         5% 7/1/2024                                                                  1,052,000
        1,000M         5% 7/1/2034                                                                  1,050,720
        1,000M       University of Maryland Med. Sys. 5% 7/1/2024                                   1,051,310
        1,000M       Western Maryland Health 5% 1/1/2025                                            1,065,420
          500M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     6 1/4% 7/1/2016                                                                  500,615
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,720,065
-------------------------------------------------------------------------------------------------------------
                   Housing--3.7%
          340M     Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
                     5 7/8% 7/1/2016                                                                  347,538
          500M     Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020                           523,425
-------------------------------------------------------------------------------------------------------------
                                                                                                      870,963
-------------------------------------------------------------------------------------------------------------
                   Transportation--4.6%
        1,000M     Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
                     5% 7/1/2022                                                                    1,064,210
-------------------------------------------------------------------------------------------------------------
                   Utilities--18.0%
        1,090M     Baltimore Wastewater Utilities Rev. Series "A" 5% 7/1/2020                       1,146,277
                   Puerto Rico Electric Power Auth. Revenue:
        1,350M       5 3/8% 7/1/2017                                                                1,467,234
        1,500M       5 1/4% 7/1/2029                                                                1,582,230
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,195,741
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--14.8%
        1,000M     Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
                     5 1/8% 7/1/2022                                                                1,077,230
                   Baltimore Convention Center Revenue:
          250M       5 1/2% 9/1/2014                                                                  261,142
        1,000M       5% 9/1/2032                                                                    1,060,810
        1,000M     Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                  1,065,280
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,464,462
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,066,083)                                                  22,915,559
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
          200M     Puerto Rico Commonwealth Govt. Dev. Bank
                     Adjustable Rate Note 3.47%** (cost $200,000)                                     200,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $22,266,083)                               98.9%        23,115,559
Other Assets, Less Liabilities                                                         1.1            254,036
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%       $23,369,595
=============================================================================================================




                                                                 Expiration       Notional         Unrealized
Interest Rate Swap                                                     Date         Amount       Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                  4/15/2017         $1,200M           $(4,131)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $22,266,083. Accumulated net unrealized appreciation on investments was $849,476, consisting entirely of gross unrealized appreciation.


Portfolio of Investments (unaudited)
MASSACHUSETTS INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.4%
                   Education--26.0%
       $1,000M     Massachusetts State College Bldg. Auth. Proj. 5 1/4% 5/1/2021                   $1,070,690
        1,000M     Massachusetts State Dev. Fin. Agy. Rev. (Boston Univ.)
                     5% 10/1/2035                                                                   1,055,910
                   Massachusetts State Hlth. & Educ. Facs. Auth. Rev.:
        1,215M       5% 8/15/2022                                                                   1,290,828
        1,095M       5% 10/1/2026                                                                   1,166,525
        1,000M       5% 10/1/2029                                                                   1,050,960
        1,000M     University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014                     1,161,700
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,796,613
-------------------------------------------------------------------------------------------------------------
                   General Obligations--31.3%
        1,000M     Holliston 5 1/4% 4/1/2018                                                        1,076,010
        1,000M     Massachusetts State 5% 11/1/2023                                                 1,071,470
        1,155M     Quaboag Regional School District 5 1/2% 6/1/2017                                 1,226,310
        1,000M     Springfield 6% 10/1/2009*                                                        1,065,850
          500M     Tantasqua Regional School District 5% 8/15/2010*                                   526,080
        1,000M     Westborough 5% 11/15/2019                                                        1,062,340
        1,040M     Westford 5 1/8% 4/1/2017                                                         1,089,119
        1,000M     Worcester 5 1/2% 8/15/2017                                                       1,071,040
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,188,219
-------------------------------------------------------------------------------------------------------------
                   Health Care--6.6%
        1,000M     Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                      1,027,770
          660M     Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012                          699,422
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,727,192
-------------------------------------------------------------------------------------------------------------
                   Transportation--4.0%
        1,000M     Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                              1,059,960
-------------------------------------------------------------------------------------------------------------
                   Utilities--22.5%
        1,000M     Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013                            1,065,900
        1,455M     Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                               1,572,157
                   Massachusetts State Water Resource Authority:
        1,000M       5% 8/1/2023                                                                    1,075,090
        1,000M       5 1/4% 8/1/2024                                                                1,095,080
        1,000M     Springfield Water & Sewer Rev. 5% 7/15/2024                                      1,067,240
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,875,467
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--8.0%
        1,000M     Boston Convention Center Act 1997 Series "A" 5% 5/1/2017                         1,055,360
        1,000M     Massachusetts State Sch. Bldg. Auth. 4 3/4% 8/15/2032                            1,030,510
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,085,870
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,728,035)                                      98.4%       25,733,321
Other Assets, Less Liabilities                                                          1.6           426,570
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%      $26,159,891
=============================================================================================================




-------------------------------------------------------------------------------------------------------------
                                                                 Expiration        Notional        Unrealized
Interest Rate Swap                                                     Date          Amount      Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                  4/15/2017          $1,300M          $(4,476)
=============================================================================================================


At March 31, 2007, the cost of municipal investments for federal income tax purposes was $24,728,035. Accumulated net unrealized appreciation on investments was $1,005,286, consisting of $1,029,467 gross unrealized appreciation and $24,181 gross unrealized depreciation.


Portfolio of Investments (unaudited)
MICHIGAN INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.4%
                   General Obligations--70.2%
       $1,000M     Bay City School District 5% 5/1/2025                                            $1,066,820
        1,475M     Coopersville Area Public Schools 5% 5/1/2024                                     1,568,957
        1,000M     Detroit Series "B" 5% 4/1/2025                                                   1,054,800
        1,725M     Eaton Rapids Public Schools 5 1/4% 5/1/2022                                      1,857,773
        1,650M     Ecorse Public School District 5% 5/1/2027                                        1,752,316
        1,105M     Ferndale Public Schools 5% 5/1/2023                                              1,165,510
        1,100M     Fraser Public School District 5% 5/1/2024                                        1,167,441
        1,600M     Galesburg-Augusta Community Schools 5% 5/1/2024                                  1,696,960
        1,000M     Godwin Heights Public School District 5 5/8% 5/1/2010*                           1,056,920
        1,000M     Grand Blanc Community School District 5 5/8% 5/1/2015                            1,080,740
        1,040M     Grand Rapids Building Authority 5 3/4% 8/1/2015                                  1,107,070
        1,000M     Gull Lake Community School District Zero Coupon 5/1/2013                           731,470
        1,000M     Hartland School District 5% 5/1/2022                                             1,057,270
        1,575M     Jenison Public School District 5 1/2% 5/1/2018                                   1,705,032
        1,090M     Kenowa Hills Public Schools 5% 5/1/2025                                          1,156,054
        1,000M     Montrose Township School District 6.2% 5/1/2017                                  1,156,480
        1,000M     Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025                      1,054,130
-------------------------------------------------------------------------------------------------------------
                                                                                                   21,435,743
-------------------------------------------------------------------------------------------------------------
                   Health Care--8.5%
                   Michigan State Hospital Finance Authority Revenue:
        1,000M       Mercy Mount Clemens 5 3/4% 5/15/2017                                           1,047,400
          500M       St. John's Hospital 6% 5/15/2008                                                 505,730
        1,000M     Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013                 1,048,650
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,601,780
-------------------------------------------------------------------------------------------------------------
                   Utilities--19.7%
        1,000M     Detroit Sewage Disposal System Rev. 5% 7/1/2030                                  1,052,340
        1,275M     Detroit Water Supply System Rev. 6 1/2% 7/1/2015                                 1,508,618
                   Michigan State Strategic Fund (Detroit Edison Co.):
        1,350M       6.95% 5/1/2011                                                                 1,512,338
        1,000M       7% 5/1/2021                                                                    1,296,470
          500M     Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                     6.95% 9/1/2022                                                                   657,500
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,027,266
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $28,364,973)                                98.4%             30,064,789
Other Assets, Less Liabilities                                                    1.6                 489,107
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0%            $30,553,896
=============================================================================================================




-------------------------------------------------------------------------------------------------------------
                                                                  Expiration      Notional         Unrealized
Interest Rate Swaps                                                     Date        Amount       Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                              4/15/2017        $2,500M           $(5,690)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                   4/15/2017         1,500M            (5,164)
-------------------------------------------------------------------------------------------------------------
                                                                                    $4,000M          $(10,854)
=============================================================================================================


At March 31, 2007, the cost of municipal investments for federal income tax purposes was $28,364,973. Accumulated net unrealized appreciation on investments was $1,699,816, consisting entirely of gross unrealized appreciation.


Portfolio of Investments (unaudited)
MINNESOTA INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.5%
                   Education--6.5%
         $600M     Minnesota State Colleges & Univ. 5% 10/1/2021                                     $644,628
          400M     University of Minnesota 5 3/4% 7/1/2017                                            463,796
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,108,424
-------------------------------------------------------------------------------------------------------------
                   General Obligations--59.7%
          400M     Becker Ind. School District #726, 6% 2/1/2017                                      424,772
          500M     Cambridge Indpt. SD #911, 4 3/4% 2/1/2030                                          514,120
          500M     Chaska Indpt. SD #112, 4 1/2% 2/1/2028                                             503,925
          500M     Crow Wing County Jail Series "B" 5% 2/1/2021                                       533,285
          200M     Delano Ind. School District #879, 5.6% 2/1/2015                                    213,500
                   Eagan Recreational Facilities Series "A":
          450M       5% 2/1/2015                                                                      475,205
          250M       5% 2/1/2016                                                                      263,550
          200M     Elk River Ind. School District #728, 5 1/2% 2/1/2021                               212,720
          300M     Farmington Ind. School District #192 Series "B" 5% 2/1/2022                        319,554
          260M     Mahtomedi Ind. School District #832, 5% 2/1/2017                                   273,507
        1,160M     Minneapolis Special School District #1, 5% 2/1/2020                              1,224,612
          750M     Montgomery School District #394, 5% 2/1/2025                                       799,515
          500M     Moorhead Series "A" 5% 2/1/2027                                                    531,490
          750M     New Brighton Series "A" 5% 2/1/2032                                                798,473
        1,000M     North St. Paul Maplewood Ind. Sch. Dist. #622, 5% 2/1/2025                       1,072,130
                   Pequot Lakes Ind. School District #186:
          250M       5% 2/1/2016                                                                      263,775
          250M       5 1/8% 2/1/2018                                                                  265,142
          250M     Rosemount School District #196, 5% 2/1/2023                                        266,810
          250M     Sauk Rapids Ind. School District 5% 2/1/2022                                       267,845
          250M     St. Francis Ind. Sch. Dist. #15, 5% 2/1/2027 (when-issued)                         267,197
                   St. Paul Ind. School District #625:
          250M       5 5/8% 2/1/2015                                                                  258,537
          400M       5% 2/1/2017                                                                      424,636
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,174,300
-------------------------------------------------------------------------------------------------------------
                   Health Care--8.4%
          500M     Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017          541,815
          350M     Minnesota Agriculture & Econ. Dev. Brd. Rev. (Benedictine Hlth.)
                     5 1/4% 2/15/2014                                                                 367,455
          500M     St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016                               533,050
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,442,320
-------------------------------------------------------------------------------------------------------------
                   Housing--2.4%
          400M     Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
                     5.9% 10/20/2019                                                                  420,356
-------------------------------------------------------------------------------------------------------------
                   Transportation--7.7%
                   Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A":
          500M       5% 1/1/2028                                                                      520,965
          750M       5% 1/1/2029                                                                      787,740
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,308,705
-------------------------------------------------------------------------------------------------------------
                   Utilities--10.7%
          400M     Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                     5.4% 1/1/2016                                                                    418,572
          500M     Rochester Electrical Util. Rev. 5% 12/1/2030                                       532,280
                   Western Minnesota Municipal Power Agency:
          325M       5 1/2% 1/1/2011                                                                  335,315
          500M       5 1/2% 1/1/2015                                                                  531,150
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,817,317
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--3.1%
          500M     St. Paul Port. Auth. Brownsfield Redev. 5% 3/1/2037                                528,805
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $16,248,924)                                     98.5%        16,800,227
Other Assets, Less Liabilities                                                         1.5            254,348
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%       $17,054,575
=============================================================================================================




-------------------------------------------------------------------------------------------------------------

                                                                  Expiration     Notional          Unrealized
Interest Rate Swap                                                      Date       Amount        Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                   4/15/2017         $800M            $(2,754)
=============================================================================================================


At March 31, 2007, the cost of municipal investments for federal income tax purposes was $16,248,924. Accumulated net unrealized appreciation on investments was $551,303 consisting of $562,042 gross unrealized appreciation and $10,739 gross unrealized depreciation.


Portfolio of Investments (unaudited)
MISSOURI INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.7%
                   Education--6.0%
         $125M     Bowling Green School District 5.85% 3/1/2010*                                     $132,625
          500M     Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II, 5 1/4% 3/1/2025                 542,530
          150M     Missouri Southern State College Rev. Aux. Enterprise Sys. 5.3% 4/1/2015            159,115
          150M     Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
                     5 1/2% 4/1/2018                                                                  159,705
-------------------------------------------------------------------------------------------------------------
                                                                                                      993,975
-------------------------------------------------------------------------------------------------------------
                   General Obligations--34.9%
          500M     Camdenton Reorg. Sch. Dist. #R-III Camden Cnty. 5 1/4% 3/1/2021                    544,120
          400M     Cass County Reorg. School District #2, 5 1/2% 3/1/2017                             431,288
          350M     Clay County Pub. School District #53, 5% 3/1/2017                                  368,155
          500M     Fort Zumwalt School District 5% 3/1/2023                                           534,050
          100M     Jefferson County School District #6, 6% 3/1/2014                                   106,226
          150M     Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2016                         157,362
          140M     Maplewood Richmond Heights School District
                     5 1/4% 3/1/2016                                                                  148,085
          500M     Miller County School District #2, 5% 3/1/2021                                      535,595
          500M     Neosho Reorg. School District #R5, 5% 3/1/2022                                     536,370
          500M     Nixa School District #R2, 5 1/4% 3/1/2025                                          545,650
          125M     St. Joseph's School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019                      133,016
        1,000M     St. Louis Board of Education (Direct Dep. Prog.) 5% 4/1/2025                     1,064,790
          100M     St. Louis County Pattonville R-3 School Dist.
                     (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                             106,727
          250M     Washington School District 5% 3/1/2015                                             264,573
          250M     Wentzville School District #4, 5% 3/1/2022                                         262,898
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,738,905
-------------------------------------------------------------------------------------------------------------
                   Health Care--7.2%
          400M     Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022                         419,640
          140M     Missouri State Hlth. & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.)
                     6 3/4% 5/15/2011                                                                 156,432
          500M     North Kansas City Hospital Rev. Series "A" 5% 11/15/2020                           525,225
           80M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     6 1/4% 7/1/2016                                                                   80,098
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,181,395
-------------------------------------------------------------------------------------------------------------
                   Transportation--6.0%
          400M     Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj. Series "B"
                     5 1/4% 10/1/2019                                                                 429,284
          125M     Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                                133,907
                   St. Louis Airport Revenue (Lambert International Airport):
          150M       5 1/8% 7/1/2015                                                                  154,765
          250M       5% 7/1/2025                                                                      266,493
-------------------------------------------------------------------------------------------------------------
                                                                                                      984,449
-------------------------------------------------------------------------------------------------------------
                   Utilities--14.5%
          250M     Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016                        270,137
          500M     Missouri Jt. Mun. Elec. Util. Rev. 5% 1/1/2021                                     534,645
          250M     Missouri State Environmental Impt. & Energy Res. Auth.
                     5 1/2%  7/1/2014                                                                 273,748
          250M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              271,710
        1,000M     Springfield Public Util. Rev. 4 3/4%  8/1/2028                                   1,032,660
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,382,900
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--30.1%
          500M     Arnold Pub. Facs. Corp. Arnold Cmnty. Rec. Ctr. 5% 8/15/2023                       526,675
          100M     Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014                  101,614
          500M     Jackson County Pub. Bldg. Corp. Leasehold Rev. 5% 12/1/2020                        535,155
        1,000M     Jackson County Spl. Oblig. (Truman Sports Complex) 5% 12/1/2023                  1,070,310
          250M     Kansas City Municipal Assistance Corp. Rev. Series "A" 5% 3/1/2019                 261,650
          250M     Missouri State Board Public Buildings Series "A" 5% 5/1/2021                       260,165
                   Missouri State Dev. Finance Board Infrastructure Facilities Revenue:
          500M       Hartman Heritage Center Phase II, 5% 4/1/2020                                    523,340
          125M       Midtown Redevelopment Project Series "A" 6% 4/1/2014                             133,364
          500M     Missouri State Regional Convention & Sports Complex Auth.
                     5 1/4% 8/15/2020                                                                 535,655
                   Springfield Public Building Corp. Leasehold Revenue:
          125M       Capital Improvement 5.6% 6/1/2014                                                131,191
          230M       Jordan Valley 5.85% 6/1/2014                                                     245,164
                   St. Louis Municipal Finance Corp. Leasehold Revenue:
          250M       Carnahan Courthouse Series "A"  5% 2/15/2012*                                    264,905
                     City Justice Center Series "A":
          125M         5 3/4% 2/15/2010*                                                              133,304
          225M         5 1/4% 2/15/2015                                                               239,148
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,961,640
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,737,560)                                    98.7%         16,243,264
Other Assets, Less Liabilities                                                        1.3             210,378
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%        $16,453,642
=============================================================================================================




-------------------------------------------------------------------------------------------------------------

                                                               Expiration          Notional        Unrealized
Interest Rate Swaps                                                  Date            Amount      Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                           4/15/2017            $1,500M          $(3,414)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                4/15/2017               800M           (2,754)
-------------------------------------------------------------------------------------------------------------
                                                                                     $2,300M          $(6,168)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $15,737,560. Accumulated net unrealized appreciation on investments was $505,704, consisting of $509,538 gross unrealized appreciation and $3,834 gross unrealized depreciation.


Portfolio of Investments (unaudited)
NEW JERSEY INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

    Principal
       Amount      Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--102.9%
                   Education--24.4%
                   New Jersey Educational Facilities Auth. Revenue:
       $2,125M       College of New Jersey Series "C" 5 3/8% 7/1/2016                              $2,288,859
        2,345M       Drew University Series "D" 5% 7/1/2025 (when-issued)                           2,515,552
        1,000M       Montclair State Univ. Series "A" 5% 7/1/2023                                   1,070,980
        2,110M       Ramapo College Series "I" 4 1/2% 7/1/2024                                      2,141,038
        1,800M       Rowan University Series "C" 5% 7/1/2014*                                       1,946,178
        1,210M     Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                     University Plaza Proj. Series "A" 5 5/8% 7/1/2013                              1,283,882
        1,000M     University of Medicine & Dentistry of New Jersey Series "A"
                     5 3/8% 12/1/2016                                                               1,079,460
        2,000M     University of Puerto Rico Auth. Rev. 5 3/4% 6/1/2010*                            2,127,800
-------------------------------------------------------------------------------------------------------------
                                                                                                   14,453,749
-------------------------------------------------------------------------------------------------------------
                   General Obligations--8.0%
        1,750M     Atlantic City Board of Education 6.1% 12/1/2015                                  2,047,325
        1,500M     Jersey City Series "B" 5% 9/1/2019                                               1,585,740
        1,000M     Washington Township Board of Education 5% 3/1/2029                               1,077,950
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,711,015
-------------------------------------------------------------------------------------------------------------
                   Health Care--6.5%
                   New Jersey State Health Care Facs. Fing. Authority:
        1,500M       General Hospital Center at Passaic 6% 7/1/2014                                 1,676,460
        1,000M       Meridian Health System Oblig. Group 5 5/8% 7/1/2014                            1,053,070
        1,000M       Riverview Medical Center 6 1/4%  7/1/2011                                      1,102,070
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,831,600
-------------------------------------------------------------------------------------------------------------
                   Housing--2.4%
        1,375M     New Jersey State Hsg. & Mtg. Fing. Agency Regency
                     Park Project 6.05% 11/1/2017                                                   1,445,056
-------------------------------------------------------------------------------------------------------------
                   Transportation--16.2%
        1,000M     Burlington County Bridge Commission 5 1/4% 8/15/2021                             1,066,720
        1,000M     Delaware River & Bay Authority 5 1/2% 1/1/2010*                                  1,057,650
        1,000M     Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                           1,053,990
        1,000M     New Jersey State Hwy. Auth. (Garden State Parkway)
                     6.2% 1/1/2010                                                                  1,045,260
        2,000M     New Jersey State Turnpike Auth. Rev.
                     5% 1/1/2035                                                                    2,057,080
        1,000M     Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                     5 1/4% 1/1/2020                                                                1,091,050
        2,100M     Port Authority of New York & New Jersey 125th Series
                     5% 10/15/2018                                                                  2,240,700
-------------------------------------------------------------------------------------------------------------
                                                                                                    9,612,450
-------------------------------------------------------------------------------------------------------------
                   Utilities--11.5%
        1,000M     Bergen County Utilities Auth. Rev. 5% 12/15/2031                                 1,064,470
        1,150M     Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                               1,212,169
        1,250M     Passaic Valley Sewer Comm. Series "E" 5 5/8% 12/1/2018                           1,319,375
                   Puerto Rico Electric Power Authority:
        1,000M       Series "HH" 5 1/4% 7/1/2029                                                    1,054,820
        2,000M       Series "II" 5 3/8% 7/1/2017                                                    2,173,680
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,824,514
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--33.9%
        2,900M     Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                     7.4% 7/1/2016                                                                  3,494,239
        2,000M     Cape May County Bridge Commission 5% 6/1/2032                                    2,116,520
        1,665M     Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021                       2,139,925
                   Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
        1,000M       5 1/4% 6/1/2021                                                                1,085,500
        1,000M       5% 1/1/2025                                                                    1,067,480
        1,500M     Cumberland County Impt. Auth. Rev. 5 1/8% 1/01/2025                              1,617,360
        1,000M     Essex County Impt. Auth. Lease Rev.
                     (Correctional Facs. Proj.) 5 1/2% 10/1/2018                                    1,061,140
        3,000M     Gloucester Cnty. Auth. Lease Rev. 4 3/4% 9/1/2030                                3,085,770
        1,000M     Hudson County Impt. Auth. Lease Rev.
                     (County Services Bldg. Proj.) 5% 4/1/2035                                      1,057,310
        2,000M     New Jersey Economic Dev. Auth.
                     (Liberty State Park Proj.) 5% 3/1/2027                                         2,117,680
        1,155M     Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                             1,232,119
-------------------------------------------------------------------------------------------------------------
                                                                                                   20,075,043
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $57,910,238)                                                  60,953,427
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
          200M     New Jersey State Edl. Facs. Auth. Rev.
                     Adjustable Rate Note 3.73%** (cost $200,000)                                     200,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $58,110,238)                            103.2%          61,153,427
Excess of Liabilities Over Other Assets                                             (3.2)          (1,904,947)
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%         $59,248,480
=============================================================================================================




                                                                  Expiration        Notional       Unrealized
Interest Rate Swaps                                                     Date          Amount     Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                              4/15/2017          $1,500M         $(3,414)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                   4/15/2017           3,000M         (10,328)
-------------------------------------------------------------------------------------------------------------
                                                                                      $4,500M        $(13,742)
=============================================================================================================


At March 31, 2007, the cost of municipal investments for federal income tax purposes was $58,110,238. Accumulated net unrealized appreciation on investments was $3,043,189, consisting of $3,065,427 gross unrealized appreciation and $22,238 gross unrealized depreciation.


Portfolio of Investments (unaudited)
NEW YORK INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------



     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.6%
                   Education--30.4%
                   New York State Dormitory Authority Revenue:
                     City University:
       $3,955M          5 3/4% 7/1/2013                                                            $4,292,599
        3,000M          6% 7/1/2020                                                                 3,581,310
        2,350M       Colgate University 6% 7/1/2021                                                 2,794,408
                     Fashion Institution of Technology:
        1,000M          5 1/4% 7/1/2019                                                             1,084,400
        1,300M          5% 7/1/2029                                                                 1,372,592
                     New York University:
        1,610M          6% 7/1/2018                                                                 1,915,224
        2,205M          5% 7/1/2022                                                                 2,333,794
                     NYSARC Insured Series "A":
        1,425M          5 1/4% 7/1/2018                                                             1,533,984
        6,200M          5% 7/1/2026                                                                 6,595,436
                     Peekskill City School Districts:
        1,220M          5% 10/1/2024                                                                1,304,619
        3,135M          5% 10/1/2026                                                                3,330,969
        2,715M       Rochester Institute of Technology 5 1/4% 7/1/2018                              2,900,353
                     School Districts Financing Program:
        3,550M          Series "A" 5 1/4% 4/1/2022                                                  3,856,330
        1,000M          Series "C" 5 1/4% 4/1/2021                                                  1,067,680
                     Special Act School Districts Program:
        1,375M          6% 7/1/2012                                                                 1,457,142
        1,460M          6% 7/1/2013                                                                 1,546,257
        4,340M       St. John's University 5% 7/1/2025                                              4,644,972
        1,620M       State Dormitory Facilities Series "A" 5% 7/1/2023                              1,729,836
        1,500M       State University Educ. Facs. 5 1/4% 5/15/2021                                  1,673,640
-------------------------------------------------------------------------------------------------------------
                                                                                                   49,015,545
-------------------------------------------------------------------------------------------------------------
                   General Obligations--21.3%
                   Buffalo:
                     School District Series "B":
        1,130M          5 3/8% 11/15/2016                                                           1,220,942
        2,360M          5 3/8% 11/15/2017                                                           2,549,933
        2,620M          5 3/8% 11/15/2019                                                           2,819,880
        1,000M       School District Series "D" 5 1/2% 12/15/2015                                   1,075,110
        1,000M     Central Square Central School Dist. 5% 5/15/2017                                 1,064,950
        1,000M     Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                           1,094,590
                   New York City:
                     Series "E":
        4,570M          5 3/4% 5/15/2010*                                                           4,901,873
        2,000M          5 3/4% 8/1/2018                                                             2,189,320
        2,500M       Series "F" 5 1/4% 8/1/2014                                                     2,662,300
        1,795M       Series "G" 5 3/4% 8/1/2018                                                     1,964,915
        1,540M     Niagara Falls Public Improvement 7 1/2% 3/1/2015                                 1,918,840
        1,395M     North Syracuse Central School Dist. Series "A" 5% 6/15/2018                      1,472,520
        1,000M     Red Hook Central School Dist. 5 1/8% 6/15/2017                                   1,065,790
        1,775M     Webster Central School District 5% 6/15/2019                                     1,896,392
                   Yonkers Series "A":
        1,900M        5 3/4% 10/1/2010*                                                             2,051,639
        1,345M        5 1/8% 7/1/2016                                                               1,430,865
        1,410M        5 1/4% 7/1/2017                                                               1,508,333
        1,480M        5 1/4% 7/1/2018                                                               1,580,314
-------------------------------------------------------------------------------------------------------------
                                                                                                   34,468,506
-------------------------------------------------------------------------------------------------------------
                   Health Care--.8%
        1,320M     New York State Dormitory Auth. Rev.
                      United Cerebral Palsy 5 1/8% 7/1/2021                                         1,407,978
-------------------------------------------------------------------------------------------------------------
                   Housing--.8%
        1,250M     New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                                1,263,687
-------------------------------------------------------------------------------------------------------------
                   Transportation--21.9%
                   Metropolitan Transit Authority of New York:
                     Transit Authority Revenue:
                       Series "A":
        2,500M           5% 11/15/2020                                                              2,638,650
        3,000M           4 3/4% 11/15/2030                                                          3,118,110
        1,000M           5% 11/15/2033                                                              1,058,760
        5,000M         Series "B" 5 1/4% 11/15/2022                                                 5,393,000
                     Transit Dedicated Tax:
        2,725M         5 1/8% 11/15/2020                                                            2,898,801
        4,250M         4 3/4% 11/15/2026                                                            4,395,733
        7,500M     New York State Thruway Auth. Gen. Rev.
                     Series "E" 4 3/4% 1/1/2030                                                     7,758,000
        1,500M     New York State Thruway Auth. Hwy. & Bridge Series "A"
                     6% 4/1/2010*                                                                   1,616,040
        6,000M     Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012                          6,415,380
-------------------------------------------------------------------------------------------------------------
                                                                                                   35,292,474
-------------------------------------------------------------------------------------------------------------
                   Utilities--20.4%
                   Long Island Power Auth. Elec. Sys. Revenue:
        5,000M        5% 12/1/2022                                                                  5,351,550
        1,700M        5% 12/1/2023                                                                  1,814,410
                   New York City Municipal Water Fin. Auth. Revenue:
        7,000M        5 1/2% 6/15/2010*                                                             7,466,900
        2,750M        6% 6/15/2021                                                                  3,334,513
        8,000M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                            8,694,720
        5,405M     Suffolk County Water Auth. Rev. 6% 6/1/2017                                      6,267,206
-------------------------------------------------------------------------------------------------------------
                                                                                                   32,929,299
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--3.0%
        1,500M     Nassau County Interim Fin. Auth.
                      5 3/4% 11/15/2010*                                                            1,609,890
        2,185M     New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                            2,326,566
          765M     New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                      7 3/8% 7/1/2016                                                                 888,364
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,824,820
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $150,564,298)                                        98.6%   159,202,309
Other Assets, Less Liabilities                                                             1.4      2,273,021
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%  $161,475,330
=============================================================================================================




                                                                   Expiration  Notional            Unrealized
Interest Rate Swaps                                                      Date    Amount          Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                                4/15/2017  $11,500M            $(26,171)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017    8,500M             (29,264)
-------------------------------------------------------------------------------------------------------------
                                                                                $20,000M            $(55,435)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $150,564,298. Accumulated net unrealized appreciation on investments was $8,638,011, consisting of $8,645,523 gross unrealized appreciation and $7,512 gross unrealized depreciation.


Portfolio of Investments (unaudited)
NORTH CAROLINA INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------


     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.4%
                   Certificates of Participation--36.2%
         $400M     Carteret County 5 5/8% 6/1/2020                                                   $426,416
                   Harnett County:
          500M        5 1/2% 12/1/2014                                                                536,475
          500M        5 1/8% 12/1/2023                                                                534,560
        1,000M     Lee County Public Facs. Proj. 4 3/4% 4/1/2028                                    1,026,420
        1,000M     Lincoln County Middle School Proj. 5% 6/1/2022                                   1,070,460
        1,255M     Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                   1,359,052
        1,110M     North Carolina Wildlife Resources Series "A" 5 1/4% 6/1/2019                     1,195,048
        1,000M     Onslow County 5% 6/1/2024                                                        1,056,350
                   Pitt County:
          250M        5 1/4% 4/1/2010*                                                                263,700
        1,000M        4 3/4% 4/1/2027                                                               1,027,230
        1,000M     Wilkes County 5% 6/1/2031                                                        1,057,910
-------------------------------------------------------------------------------------------------------------
                                                                                                    9,553,621
-------------------------------------------------------------------------------------------------------------
                   Education--9.3%
        1,000M     Appalachian State University 5% 7/15/2025                                        1,064,040
          230M     Iredell County Public Facs. School Projs. 6% 6/1/2010*                             248,239
          500M     North Carolina Capital Facs. Fin. Agy. (Meredith College)
                     5 1/8% 6/1/2014                                                                  525,725
          575M     University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                           620,690
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,458,694
-------------------------------------------------------------------------------------------------------------
                   General Obligations--4.5%
          500M     Brunswick County 5 3/4% 5/1/2010*                                                  539,060
          400M     Johnston County 5% 6/1/2018                                                        423,532
          220M     Laurinburg Sanitation Swr. 5.3% 6/1/2012                                           224,369
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,186,961
-------------------------------------------------------------------------------------------------------------
                   Health Care--1.6%
          400M     North Carolina Medical Care Community Hosp. Rev.
                     Northeast Med. Ctr. 5 3/8% 11/1/2016                                             422,708
-------------------------------------------------------------------------------------------------------------
                   Transportation--8.1%
        1,000M     Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                1,079,160
                   Piedmont Triad Airport Authority Revenue:
          500M        5 1/2% 7/1/2009*                                                                524,870
          500M        5 1/4% 7/1/2016                                                                 530,165
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,134,195
-------------------------------------------------------------------------------------------------------------
                   Utilities--37.2%
        1,000M     Asheville Water Sys. Rev. 5% 8/1/2025                                            1,061,430
          500M     Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*                           535,955
        1,080M     Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                            1,165,730
          250M     Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*                             266,695
          250M     Greensboro Enterprise Sys. Rev. 5% 6/1/2011*                                       265,250
                   Greenville Combined Enterprise Sys. Revenue:
          250M        5 1/2% 9/1/2017                                                                 260,870
          250M        5 1/2% 9/1/2018                                                                 260,775
        1,000M     High Point Enterprise Sys. Rev. 5% 11/1/2024                                     1,060,740
        1,000M     Mooresville Enterprise Sys. Rev. 5% 5/1/2025                                     1,056,640
        1,000M     North Carolina Municipal Pwr. Agy. Rev. (Catawba Elec.)
                      5 1/4% 1/1/2018                                                               1,070,910
          650M     Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                               698,107
        1,000M     Shelby Enterprise Sys. Rev. 5% 5/1/2022                                          1,054,130
        1,000M     Union County Enterprise Sys. Rev. 5% 6/1/2029                                    1,049,050
-------------------------------------------------------------------------------------------------------------
                                                                                                    9,806,282
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--1.5%
          250M     Cumberland County Finance Corp. Installment Pmt. Rev.
                     (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                  262,565
          140M     Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7%
                      2/1/2010                                                                        142,353
-------------------------------------------------------------------------------------------------------------
                                                                                                      404,918
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,092,138)                                        98.4%     25,967,379
Other Assets, Less Liabilities                                                            1.6         427,284
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $26,394,663
=============================================================================================================




                                                                   Expiration  Notional            Unrealized
Interest Rate Swaps                                                      Date    Amount          Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                               4/15/2017    $500M               $(1,138)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                    4/15/2017   1,300M                (4,475)
-------------------------------------------------------------------------------------------------------------
                                                                               $1,800M               $(5,613)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $25,092,138. Accumulated net unrealized appreciation on investments was $875,241, consisting of $898,099 gross unrealized appreciation and $22,858 gross unrealized depreciation.


Portfolio of Investments (unaudited)
OHIO INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--96.8%
                   Education--18.3%
       $1,200M     Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020          $1,294,968
        1,000M     Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022                         1,053,710
        1,000M     University Akron Gen. Receipts 6% 1/1/2010*                                      1,070,590
        1,000M     University Dayton Higher Education Facility 5% 12/1/2030                         1,063,740
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,483,008
-------------------------------------------------------------------------------------------------------------
                   General Obligations--61.2%
        1,000M     Adams County Valley Local School District 7% 12/1/2015                           1,157,240
        1,000M     Akron-Summit County Public Library 5% 12/1/2018                                  1,054,280
          500M     Avon Local School District 6 1/2% 12/1/2015                                        595,525
        1,000M     Beaver Creek Local School District 6.6% 12/1/2015                                1,163,450
        1,000M     Canal Winchester Local School District 4 3/4% 12/1/2024                          1,040,010
        1,000M     Central Solid Waste Auth. 5% 12/1/2022                                           1,058,590
        1,000M     Cleveland Municipal School District 5 1/4% 12/1/2023                             1,079,030
        1,000M     Dublin City School Dist. Fac. Construction & Improvement
                      5% 12/1/2021                                                                  1,057,900
        1,000M     Fairfield County 5% 12/1/2025                                                    1,059,680
          655M     Jefferson County Jail Construction 5 3/4% 12/1/2019                                769,369
        1,000M     Licking County Joint Voc. School District 5% 12/1/2020                           1,051,170
        1,300M     Lorain 5 1/2% 12/1/2018                                                          1,417,026
        1,000M     Oakwood City School District 5% 12/1/2020                                        1,059,100
          145M     Shaker Heights City School District 7.1% 12/15/2010                                154,302
          500M     Wyoming City School District 5% 12/1/2022                                          533,995
          650M     Youngstown 6% 12/1/2010*                                                           708,227
-------------------------------------------------------------------------------------------------------------
                                                                                                   14,958,894
-------------------------------------------------------------------------------------------------------------
                   Health Care--2.1%
          500M     Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                     5 1/2% 9/1/2011                                                                  513,350
-------------------------------------------------------------------------------------------------------------
                   Transportation--4.2%
        1,000M     Butler County Trans. Impt. 4 3/4% 12/1/2026                                      1,033,770
-------------------------------------------------------------------------------------------------------------
                   Utilities--2.2%
          500M     Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018                     529,965
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--8.8%
                   Hamilton County Sales Tax Revenue:
          800M        5 3/4% 12/1/2010*                                                               857,856
          200M        5 3/4% 12/1/2013                                                                214,250
        1,000M     New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                    1,084,200
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,156,306
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,529,941)                                                  23,675,293
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
          100M     Ohio State Higher Edl. Facs. Rev.
                     Adjustable Rate Note 3.82%** (cost $100,000)                                     100,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $22,629,941)                                  97.2%     23,775,293
Other Assets, Less Liabilities                                                            2.8         685,367
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $24,460,660
=============================================================================================================




                                                                    Expiration  Notional            Unrealized
Interest Rate Swaps                                                       Date    Amount          Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                                4/15/2017  $1,000M               $(2,276)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017   1,200M                (4,131)
-------------------------------------------------------------------------------------------------------------
                                                                                $2,200M               $(6,407)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $22,629,941. Accumulated net unrealized appreciation on investments was $1,145,352, consisting of $1,148,732 gross unrealized appreciation and $3,380 gross unrealized depreciation.


Portfolio of Investments (unaudited)
OREGON INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--97.3%
                   Certificates of Participation--7.8%
                   Oregon State Dept. of Administrative Services:
         $500M        5 1/4% 5/1/2017                                                                $534,590
        1,000M        5% 5/1/2021                                                                   1,064,850
        1,000M        5% 11/1/2030                                                                  1,059,290
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,658,730
-------------------------------------------------------------------------------------------------------------
                   Education--10.7%
          200M     Chemeketa Community College District 6.4% 7/1/2009                                 200,160
        1,250M     Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                1,336,650
                   Oregon State Facs. Authority Rev.:
        1,000M        College in Student Housing Proj. 5% 7/1/2035                                  1,049,500
        1,000M        Williamette Univ. Proj. 5 1/8% 10/1/2025                                      1,075,850
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,662,160
-------------------------------------------------------------------------------------------------------------
                   General Obligations--50.3%
        1,000M     Benton and Linn Counties School District #509J (Corvallis)
                      5% 6/1/2013*                                                                  1,072,100
                   Clackamas Community College District:
        1,290M        5% 5/1/2023                                                                   1,380,236
        1,000M        5% 5/1/2024                                                                   1,069,160
        1,000M     Clackamas County School District #86, 5% 6/15/2024                               1,061,350
        1,000M     Columbia Gorge Community College 5% 6/15/2023                                    1,062,060
        1,055M     Gresham 5 3/8% 6/1/2017                                                          1,140,845
          635M     Jefferson County School District #509J 5 1/4% 6/15/2019                            679,253
          245M     La Grande 5 5/8% 6/1/2011                                                          245,774
          435M     Linn County School District #55, 5 1/2% 6/15/2011*                                 466,381
        1,000M     Marion & Clackamas Cnty. Sch Dist. #4J 4 3/4% 6/15/2024                          1,034,600
        1,000M     Multnomah County Sch. Dist. #7 (Reynolds) 5% 6/1/2035                            1,028,740
        1,000M     Oregon State Board Of Higher Education Series "A"
                      5% 8/1/2029                                                                   1,063,610
          760M     Polk Marion & Benton Counties School District #13J
                      5 5/8% 6/15/2010*                                                               805,570
        1,170M     Rogue Community College District 5% 6/15/2024                                    1,242,610
                   Southwestern Community College District:
          600M        6.05% 6/1/2010*                                                                 643,110
        1,000M        5% 6/1/2030                                                                   1,062,530
          400M     Umatilla County School District #16R (Pendleton) 5 1/4% 7/1/2014                   438,248
          600M     Washington and Clackamas Counties School District #23 (Tigard)
                      5 1/4% 6/1/2016                                                                 664,770
        1,000M     Washington County 5% 6/1/2024                                                    1,070,460
-------------------------------------------------------------------------------------------------------------
                                                                                                   17,231,407
-------------------------------------------------------------------------------------------------------------
                   Transportation--4.7%
        1,000M     Oregon State Department Trans. Hwy. User Tax Rev.
                      5% 11/15/2028                                                                 1,068,410
          500M     Portland Airport Way Urban Renewal & Redev. 6% 6/15/2010*                          540,050
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,608,460
-------------------------------------------------------------------------------------------------------------
                   Utilities--18.8%
          440M     Columbia River Peoples Utility District Elec. Sys. 5.55%
                      12/1/2010*                                                                      468,829
          600M     Eugene Water Utility System 5.8% 8/1/2010*                                         640,596
        1,000M     Lane County Met. Wastewater Mgmt. Commn. Rev. 4 3/4% 11/1/2026                   1,038,960
          250M     Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008                         250,360
                   Portland Sewer System Revenue:
          300M        Series "A" 5 1/4% 6/1/2020                                                      321,798
        1,000M        Series "B" 5% 6/15/2027                                                       1,063,590
                   Puerto Rico Electric Power Authority:
          750M        5 1/8% 7/1/2026                                                                 795,592
          500M        5 1/4% 7/1/2029                                                                 527,410
        1,000M     Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                               1,078,520
          250M     Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                              275,780
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,461,435
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--5.0%
          500M     Oregon State Administrative Services Lottery 5 3/4% 4/1/2009*                      524,940
                   Portland Urban Renewal & Redevelopment:
          405M        Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                   429,867
          700M        South Parks Blocks Series "A" 5 3/4% 6/15/2017                                  748,860
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,703,667
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $32,243,565)                                                  33,325,859
-------------------------------------------------------------------------------------------------------------
                   SHORT-TERM TAX EXEMPT INVESTMENTS--1.5%
          500M     Puerto Rico Commonwealth Govt. Dev. Bank
                      Adjustable Rate Note 3.47%** (cost $500,000)                                    500,000
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $32,743,565)                                  98.8%     33,825,859
Other Assets, Less Liabilities                                                            1.2         424,013
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $34,249,872
=============================================================================================================




                                                                   Expiration   Notional           Unrealized
Interest Rate Swaps                                                      Date     Amount         Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                               4/15/2017    $2,500M             $(5,689)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                    4/15/2017     1,700M              (5,853)
-------------------------------------------------------------------------------------------------------------
                                                                                 $4,200M            $(11,542)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $32,743,565. Accumulated net unrealized appreciation on investments was $1,082,294, consisting of $1,102,074 gross unrealized appreciation and $19,780 gross unrealized depreciation.


Portfolio of Investments (unaudited)
PENNSYLVANIA INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.7%
                   Education--8.0%
       $1,000M     Pennsylvania State Higher Educ. Assistance Agy.
                      6 1/8% 12/15/2010*                                                           $1,082,290
                   Pennsylvania State Higher Educ. Facs. Auth. Revenue:
        1,410M        5 1/2% 6/15/2014                                                              1,487,522
        1,000M        5% 7/1/2031                                                                   1,057,430
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,627,242
-------------------------------------------------------------------------------------------------------------
                   General Obligations--38.5%
        1,000M     Abington School District 5% 10/1/2024                                            1,072,330
        1,000M     Bedford County 5% 9/1/2028                                                       1,061,240
        1,000M     Bensalem Twp. 5% 6/1/2026                                                        1,065,730
        1,500M     Bentworth School District 5% 3/15/2028                                           1,599,075
        2,500M     Catasauqua Area School District 5% 2/15/2026                                     2,656,125
        1,000M     Chambersburg School District 5% 3/1/2024                                         1,046,760
        1,190M     Jim Thorpe School District 5% 3/15/2027                                          1,257,854
        1,065M     Mifflin County 5 1/2% 9/1/2020                                                   1,139,593
                   Owen J. Roberts School District:
        1,365M        5 1/2% 8/15/2016                                                              1,484,178
        1,000M        5% 5/15/2023                                                                  1,067,830
                   Pennsbury School District:
          300M        5 1/2% 7/15/2012*                                                               325,071
        1,085M        5% 8/1/2025                                                                   1,145,489
          385M     Philadelphia 6% 11/15/2014                                                         385,380
        1,085M     Pittsburgh 5 1/2% 9/1/2014                                                       1,156,751
        1,000M     Pocono Mountain School District 5% 9/1/2028                                      1,066,770
-------------------------------------------------------------------------------------------------------------
                                                                                                   17,530,176
-------------------------------------------------------------------------------------------------------------
                   Health Care--10.3%
                   Allegheny County Hospital Development Authority
                   Health Center-University of Pittsburgh:
        1,000M        5.6% 4/1/2013                                                                 1,021,420
        1,000M        5.65% 4/1/2014                                                                1,021,500
        1,000M     Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
                      5.7% 10/1/2014                                                                1,079,840
          510M     Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                      5 1/2% 5/15/2013                                                                516,079
        1,000M     Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                      5.7% 11/15/2011 +                                                             1,056,260
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,695,099
-------------------------------------------------------------------------------------------------------------
                   Transportation--7.0%
        1,620M     Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                           1,714,867
        1,375M     Pennsylvania State Turnpike Comm. Tpk. Rev. 5 1/4% 12/1/2022                     1,491,119
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,205,986
-------------------------------------------------------------------------------------------------------------
                   Utilities--18.5%
        1,325M     Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019                            1,423,130
        1,000M     Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr. Rev. 5%
                      5/1/2025                                                                      1,054,130
        1,000M     Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                       1,065,750
        1,000M     New Castle Sanitation Auth. Swr. 5% 6/1/2024                                     1,031,740
        2,500M     Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                              2,810,825
        1,000M     Westmoreland Cnty. Mun. Auth. Wtr. Rev. 5% 8/15/2029                             1,064,550
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,450,125
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--16.4%
        1,000M     Penn. State Tpk. Oil Franchise Tax Rev. Series "A" 5% 12/1/2024                  1,051,330
                   Philadelphia Auth. Indl. Dev. Lease Revenue:
        1,000M        5 1/2% 10/1/2014                                                              1,083,640
        1,000M        5 1/2% 10/1/2016                                                              1,082,340
        1,000M     Philadelphia Housing Auth. Rev. Bonds Series "A" 5 1/2% 12/1/2019                1,095,460
                   Philadelphia Redev. Neighborhood Transformation Series "A":
        1,000M        5 1/2% 4/15/2016                                                              1,082,400
        1,000M        5 1/2% 4/15/2019                                                              1,080,490
        1,000M     Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014           1,001,990
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,477,650
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $43,078,005)                                        98.7%     44,986,278
Other Assets, Less Liabilities                                                            1.3         595,069
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $45,581,347
=============================================================================================================




                                                                    Expiration  Notional           Unrealized
Interest Rate Swap                                                        Date    Amount         Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017   $2,300M             $(7,918)
=============================================================================================================



  At March 31, 2007, the cost of municipal investments for federal income tax purposes was $43,078,005. Accumulated net unrealized appreciation on investments was $1,908,273, consisting of $1,924,546, gross unrealized appreciation and $16,273, gross unrealized depreciation.

+ Payments of principal and interest is being made by Municipal Bond
  Investors Assurance Insurance Corporation, the provider of the credit support.


Portfolio of Investments (unaudited)
VIRGINIA INSURED TAX EXEMPT FUND
March 31, 2007

-------------------------------------------------------------------------------------------------------------

     Principal
        Amount     Security                                                                             Value
-------------------------------------------------------------------------------------------------------------
                   MUNICIPAL BONDS--98.9%
                   Certificates of Participation--3.3%
       $1,000M     Prince Williams County 5% 9/1/2022                                              $1,068,020
-------------------------------------------------------------------------------------------------------------
                   General Obligations--16.7%
        1,000M     Hampton 5 3/4% 2/1/2010*                                                         1,074,160
        1,065M     Harrisonburg Public Safety & Steam Plant Series "A"
                      5% 7/15/2020                                                                  1,129,049
        1,000M     Lunenburg County Series "B" 5 1/4% 2/1/2013*                                     1,089,680
        1,000M     Richmond 5 1/2% 1/15/2017                                                        1,072,340
        1,000M     Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                 1,078,880
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,444,109
-------------------------------------------------------------------------------------------------------------
                   Health Care--10.2%
        1,000M     Harrisonburg IDA Rockingham Memorial Hosp. 5% 8/15/2031                          1,057,390
                   Roanoke Industrial Development Authority:
        1,000M        Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                               1,078,070
        1,000M        Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                  1,166,170
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,301,630
-------------------------------------------------------------------------------------------------------------
                   Transportation--10.6%
                   Metropolitan Washington DC Airport Auth. System:
          500M        Series "B" 5.1% 10/1/2012*                                                      535,010
        1,130M        Series "C" 5% 10/1/2025                                                       1,204,716
        1,585M     Norfolk Airport Auth. 5 3/8% 7/1/2015                                            1,694,016
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,433,742
-------------------------------------------------------------------------------------------------------------
                   Utilities--24.8%
        1,025M     Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                       1,168,141
        1,000M     Norfolk Water Rev. 5 7/8% 11/1/2015                                              1,011,680
          500M     Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018                        534,505
                   Puerto Rico Electric Power Authority:
        1,000M        5 3/8%  7/1/2017                                                              1,086,840
        1,000M        Series "II" 5 1/4% 7/1/2022                                                   1,074,010
        1,000M     Rivanna Water & Sewer Auth. Rev. 5% 10/1/2023                                    1,064,730
        1,000M     Spotsylvania County Water & Sewer Rev. 5% 6/1/2026                               1,063,250
        1,000M     Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025                                      1,064,500
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,067,656
-------------------------------------------------------------------------------------------------------------
                   Other Revenue--33.3%
        1,000M     Bedford County Econ. Dev. Auth. Lease Rev. 5 1/4% 5/1/2031                       1,090,340
          500M     Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                      5 5/8% 11/1/2015                                                                533,540
        1,000M     James City County Econ. Dev. Auth. Public Facs. 5% 6/15/2026                     1,065,740
        1,000M     Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2023                     1,078,990
        1,000M     Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*                      1,091,680
        1,000M     Northwestern Regional Jail Auth. Rev. 5% 7/1/2033                                1,060,190
                   Southwest Regional Jail Authority Revenue:
        1,000M        5 1/8% 9/1/2021                                                               1,064,170
        1,000M        5 1/8% 9/1/2022                                                               1,061,840
                   Stafford County Indl. Dev. Authority Revenue:
        1,000M        5% 8/1/2026                                                                   1,061,140
        1,000M        5 1/4% 8/1/2031                                                               1,092,370
          595M     Virginia State Res. Auth. Infrastructure Rev. Series "B"
                      5 1/2% 5/1/2010*                                                                632,586
-------------------------------------------------------------------------------------------------------------
                                                                                                   10,832,586
-------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $30,702,240)                                        98.9%     32,147,743
Other Assets, Less Liabilities                                                            1.1         370,207
-------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%    $32,517,950
=============================================================================================================




                                                                    Expiration  Notional           Unrealized
Interest Rate Swaps                                                       Date    Amount         Depreciation
-------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.693% with Citibank, N.A.                                4/15/2017   $1,000M             $(2,276)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.708% with JPMorgan Chase Bank, N.A.                     4/15/2017    1,600M              (5,508)
-------------------------------------------------------------------------------------------------------------
                                                                                 $2,600M             $(7,784)
=============================================================================================================



At March 31, 2007, the cost of municipal investments for federal income tax purposes was $30,702,240. Accumulated net unrealized appreciation on investments was $1,445,503, consisting of $1,477,542 gross unrealized appreciation and $32,039 gross unrealized depreciation.

FOOTNOTES

   * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  ** Interest rates are determined and reset periodically by the issuer and are the rates in effect at March 31, 2007.

 *** Security represents fixed rate bond exchanged in conjunction with floating rate notes issued (see Note 2).

**** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.


     Summary of Abbreviations:
       AMBAC   American Municipal Bond Assurance Corporation
       CO      Corporate Obligor
       COP     Certificate of Participation
       CP      Commercial Paper
       FGIC    Financial Guaranty Insurance Company
       FSA     Financial Security Assurance
       GO      General Obligation
       LOC     Letter of Credit
       MBIA    Municipal Bond Investors Assurance Insurance Corporation
       VR      Variable Rate Securities

1. Security valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and the value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Funds will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

2. Derivatives--The Funds, other than the Tax-Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swap agreements") for the purpose of managing their exposure to interest rate risk. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right
(1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are recorded by the Funds.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded by the Funds as unrealized appreciation or depreciation. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown and include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of March 31, 2007, are presented following each Fund's Portfolio of Investments.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  May 29, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  May 29, 2007